As filed with the Securities and Exchange Commission
                                on July 15, 1998
                       Registration No. 2-97817; 811-4305

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Post-Effective Amendment No. 54 [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 56 [X]

                        (Check appropriate box or boxes)
                             -----------------------
                               NATIONS FUND TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:

              Robert M. Kurucza, Esq.         Carl Frischling, Esq.
              Marco E. Adelfio, Esq.          Kramer, Levin, Naftalis
              Morrison & Foerster LLP             & Frankel
              2000 Pennsylvania Ave., N.W.    919 3rd Avenue
              Suite 5500                      New York, New York 10022
              Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):
      [ ] Immediately upon filing pursuant    [ ]  on (date), pursuant
          to Rule 485(b), or                       to Rule 485(b), or
      [ ] 60 days after filing pursuant       [ ]  on (date) pursuant
          to Rule 485(a), or                       to Rule 485(a).
      [X] 75 days after filing pursuant to    [ ]  on (date) pursuant to
          paragraph 485(a)(2)                      paragraph (a)(2) of Rule 485

If appropriate, check the following box:
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 54 to the Registration Statement of Nations Fund Trust (the "Trust") is being filed in order to add a new Fund to the Trust: Nations Strategic Equity Fund.

                               NATIONS FUND TRUST
                              CROSS REFERENCE SHEET



Part A
Item No.                                                               Prospectus
--------                                                               ----------

  1.   Cover Page ................................................     Cover Page

  2.   Synopsis ..................................................     Expenses Summary

  3.   Condensed Financial
      Information ................................................     Financial Highlights; How
                                                                       Performance Is Shown
  4.   General Description of
      Registrant .................................................     Cover Page; Objectives; How
                                                                       Objectives Are Pursued; Organization And
                                                                       History

  5.  Management of the Fund .....................................     How The Funds Are Managed

  6.  Capital Stock and Other
      Securities .................................................     How To Buy Shares; How The
                                                                       Funds Value Their Shares; How Dividends
                                                                       And Distributions Are Made; Tax
                                                                       Information
  7.  Purchase of Securities Being
      Offered ....................................................     Cover Page; How To Buy Shares

  8.  Redemption or Repurchase ...................................     How To Redeem Shares; How To
                                                                       Exchange Shares

  9.  Legal Proceedings ..........................................     Organization And History



Part B
Item No.
--------

10.   Cover Page..................................................     Cover Page

11.   Table of Contents...........................................     Table of Contents

12.   General Information and
      History.....................................................     Introduction



13.   Investment Objectives and
      Policies....................................................     Additional Information on Fund
                                                                       Investments

14.   Management of the Registrant................................     Trustees And Officers

15.   Control Persons and Principal
      Holders of Securities.......................................     Miscellaneous--Certain Record
                                                                       Holders

16.   Investment Advisory and Other Services......................     Investment Advisory, Administration,
                                                                       Custody, Transfer Agency,
                                                                       Shareholder Servicing,
                                                                       Shareholder Administration And
                                                                       Distribution Agreements

17.   Brokerage Allocation .......................................     Fund Transactions and Brokerage--
                                                                       General Brokerage Policy
18.   Capital Stock and Other
      Securities..................................................     Description Of Shares;
                                                                       Investment Advisory, Administration,
                                                                       Custody, Transfer Agency,
                                                                       Shareholder Servicing And
                                                                       Distribution Agreements
19.   Purchase, Redemption and Pricing
      of Securities Being Offered.................................     Net Asset Value -- Purchases
                                                                       And Redemptions; Distributor

20.   Tax Status..................................................     Additional Information Concerning
                                                                       Taxes

21.   Underwriters................................................     Investment Advisory, Administration
                                                                       Custody, Transfer Agency,
                                                                       Shareholder Servicing,
                                                                       Shareholder Administration And
                                                                       Distribution Agreements


22.   Calculation of Performance Data.............................     Additional Information on
                                                                       Performance


23.   Financial Statements........................................     Independent Accountant and
                                                                       Reports

Part C
Item No.                                                                        Other Information
--------                                                                        -----------------

                                                                 Information required to be included in Part C is
                                                                      set forth under the appropriate Item, so
                                                                        numbered, in Part C of this Document

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

PRELIMINARY PROSPECTUS SUBJECT
TO COMPLETION DATED AUGUST , 1998


Prospectus
                                                                Primary A Shares
                                                                October  , 1998
This Prospectus describes Nations Strategic Equity Fund (the "Fund") of Nations Fund Trust, an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations Funds Family"). This Prospectus describes one class of shares of the Fund -- Primary A Shares.

This Prospectus sets forth concisely the information about the Fund that a prospective purchaser of Primary A Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about Nations Fund Trust is contained in a separate Statement of Additional Information (the "SAI"), that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAI for Nations Fund Trust, dated October , 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Fund. NationsBank, N.A. ("NationsBank") is the investment sub-adviser to the Fund. As used herein the term "Adviser" shall mean NBAI and/or NationsBank as the context may require, see "How The Fund Is Managed."

SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Nations Strategic Equity Fund

For Fund information call:
1-800-765-2668

Nations Funds
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255


[GRAPHIC OMITTED]

                                Table Of Contents

                                 About The Fund

Prospectus Summary                                                            3
-------------------------------------------------------------------------------
Expenses Summary                                                              4
-------------------------------------------------------------------------------
Objective                                                                     5
-------------------------------------------------------------------------------
How The Objective Is Pursued                                                  5
-------------------------------------------------------------------------------
How Performance Is Shown                                                      7
-------------------------------------------------------------------------------
How The Fund Is Managed                                                       8
-------------------------------------------------------------------------------
Organization And History                                                     10
-------------------------------------------------------------------------------
How To Buy Shares                                                            11
-------------------------------------------------------------------------------

                              About Your Investment

How To Redeem Shares                                                         12
-------------------------------------------------------------------------------
How To Exchange Shares                                                       13
-------------------------------------------------------------------------------
How The Fund Values Its Shares                                               13
-------------------------------------------------------------------------------
How Dividends And Distributions Are Made;
Tax Information                                                              14
-------------------------------------------------------------------------------
Appendix A -- Portfolio Securities                                           15
-------------------------------------------------------------------------------

No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Fund's SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by Nations Funds or its distributor. This Prospectus does not constitute an offering by Nations Funds or by the distributor in any jurisdiction in which such offering may not lawfully be made.

About The Fund

  Prospectus Summary

o Type of Company: Open-end management investment company.
o Investment Objective and Policies:

  o Nations Strategic Equity Fund's investment objective is to seek long-term, after-tax returns by investing in a diversified portfolio of common stocks.

o Investment Adviser: NationsBanc Advisors, Inc. serves as the investment adviser to the Fund. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. NationsBank, N.A. provides investment sub-advisory services to the Fund. For more information about the investment adviser and investment sub-adviser to the Fund, see "How The Fund Is Managed."

o Dividends and Distributions: The Fund declares and pays dividends from net investment income monthly. The Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

o Risk Factors: Although NBAI, together with the sub-adviser, seek to achieve the investment objective of the Fund, there is no assurance that they will be able to do so. Investments in the Fund are not insured against loss of principal. Investments by the Fund in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Fund holds may decline over short or even extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock markets, as measured by the S&P 500 Index (as defined below) and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue. Certain of the Fund's investments may constitute derivative securities. Certain types of derivative securities can, under particular circumstances, significantly increase an investor's exposure to market and other risks. The Fund invests in foreign securities which present additional risks associated with international investing, including, among others, heightened economic and political risk. For a discussion of these and other factors, see "How Objectives Are Pursued -- Special Risk Considerations Relevant to an Investment in the Fund" and "Appendix A."

o Minimum Purchase: $250,000 minimum initial investment per record holder. See "How To Buy Shares."

  Expenses Summary

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize shareholder transaction and operating expenses for Primary A Shares of the Fund. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods.

NATIONS FUNDS PRIMARY A SHARES


                                                                       Nations
                                                                     Strategic
Shareholder Transaction Expenses                                    Equity Fund

Sales Load Imposed on Purchases                                        None
-------------------------------------------------------------------------------
Deferred Sales Charge                                                  None
-------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees                                                         .75%
-------------------------------------------------------------------------------
Other Expenses                                                          .27%
-------------------------------------------------------------------------------
Total Operating Expenses                                               1.02%
-------------------------------------------------------------------------------

Examples: You would pay the following expenses on a $1,000 investment in Primary A Shares of the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                                       Nations
                                                                     Strategic
                                                                    Equity Fund
1 Year                                                                  $10
-------------------------------------------------------------------------------
3 Years                                                                 $32

The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Primary A Shares will bear either directly or indirectly. The "Other Expenses" figure contained in the above table is based on estimates. For more complete descriptions of the Fund's operating expenses, see "How The Fund Is Managed."

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

  Objective

Nations Strategic Equity Fund: Nations Strategic Equity Fund's investment objective is to seek long-term, after-tax returns by investing in a diversified portfolio of common stocks.

Although the Adviser seeks to achieve the investment objective of the Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of the Fund will fluctuate based on market conditions. Investments in the Fund are not insured against loss of principal.

  How The Objective Is Pursued

Nations Strategic Equity Fund: The investment philosophy of the Fund is based on the belief that companies with superior long-term growth characteristics selling at reasonable prices will outperform the market over time. Therefore, the Fund will generally seek to invest in a diversified portfolio of common stocks believed to be of high quality and have superior investment prospects.

The Adviser believes that the best long-term investments come from medium- to large-sized companies that have reasonable growth potential. In selecting common stocks, the Adviser first limits the investment universe to companies that have at least $1 billion in market capitalization. Next, through fundamental research, the Adviser assesses the characteristics of various industries and companies using a consistent and disciplined long-term framework. In particular, the Adviser examines industry growth prospects and the relative competitive position of companies within each industry group. This analysis identifies companies with favorable long-term prospects and those companies best positioned to capitalize on competitive advantages such as proprietary products, superior technology or distribution, and favorable cost structures. The Adviser believes that this approach is a disciplined way to identify companies with favorable prospects, competitive advantages and sensible business strategies.

After determining which companies to own, the Adviser next determines when to invest. To make this decision, the Adviser relies on a number of quantitative tools, such as evaluating a company's earnings risk, giving considerable weight to its stock valuation, and investing in good companies when investments can be made at a reasonable price.

Under normal market conditions, the Fund invests at least 65% of its total assets in the common stocks of between 50-75 issuers, diversified across most major economic sectors. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its total assets in foreign securities through investments in American Depository Receipts ("ADRs").

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

The Fund employs various techniques to minimize distributions to shareholders of capital gains and investment income. These techniques may include:

  o Investing primarily in lower yielding equity securities in order to minimize distributions of investment income;

  o Managing portfolio turnover by focusing on long-term investments. It is expected that, under normal market conditions, the Fund's annual turnover will not exceed 25%;

  o Minimizing distributions of short-term capital gains, which are taxed at higher rates than long-term capital gains;

  o Once a decision to sell a particular security has been made, selling those share lots which will have the lowest tax burden to shareholders; and

  o Selling securities in order to realize capital losses when prudent. Capital losses can be used to offset capital gains, thus reducing capital gain distributions.

In addition, the Fund may employ hedging techniques instead of selling portfolio holdings in order to minimize the realization of capital gains.

Under normal market conditions, the Fund's expected distribution of taxable income will be similar to that of the securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")1. In the absence of unusual redemption activity, distributed capital gains are expected to be less than 10% of the Fund's total assets annually. See "Appendix A" for additional information concerning the investment practices of the Fund.

Portfolio Turnover: Generally, the Fund will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. While it is not possible to predict exact annual portfolio turnover rates, it is expected that under normal market conditions, the annual turnover rate for the Fund will not exceed 25%. If the Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders.

Special Risk Considerations Relevant to an Investment in the Fund: Investments by the Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock markets, as measured by S&P 500 Index and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.

Certain of the Fund's investments may constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under particular circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with the Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Fund's investments in particular instruments, see "Appendix A".

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Fund's operations. The Fund's principal service providers have advised the Fund that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Fund invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, the Fund's return could be adversely affected.

Investment Limitations: The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment

---------------------
1 "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The
   McGraw-Hill Companies, Inc.

limitations that cannot be changed without such a vote of shareholders are described in the SAI.

The Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and tax-exempt securities issued by state or municipal governments and their political subdivisions are not considered members of any industry.)

2. Make loans, except that the Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of the Fund's assets, the Fund will not hold more than 10% of the voting securities of any issuer.

If a percentage limitation has been met at the time an investment is made, a subsequent change in that percentage that is the result of a change in value of the Fund's portfolio securities does not mean that the limitation has been violated.

The investment objective and policies of the Fund, unless otherwise specified, are non-fundamental and may be changed without shareholder approval. If the investment objective or policies of the Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their current position and needs.

  How Performance Is Shown

From time to time, the Fund may advertise the "total return" and "yield" on a class of shares. Total return and yield figures are based on historical data and are not intended to indicate future performance. The "total return" of a class of shares of the Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of the Fund (as stated in the Fund's advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividends and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return also may be presented for other periods.

"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of the Fund by the maximum public offering price per share on the last day of that period.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.

Any fees charged by an Institution (as defined below) directly to its customers' accounts in connection with investments in the Fund will not be included in calculations of total return or yield. The Fund's annual report contains additional performance information and is available upon request without charge from the Fund's distributor, an investor's Institution or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.

  How The Fund Is Managed

The business and affairs of Nations Fund Trust are managed under the direction of its Board of Trustees. The SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust.

As described below, the Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of the Fund. The Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the Fund.

Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

NationsBank Corporation, the parent company of NationsBank, has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the Fund that the merger will not reduce the level or quality of advisory and other services provided to the Fund.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Fund. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

NationsBank, through its division, NationsBank Private Investments, with principal offices at 100 North Broadway, St. Louis, Missouri 63102, serves as investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement.

Subject to the general supervision of Nations Fund Trust's Board of Trustees, and in accordance with the Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for the Fund, makes decisions with respect to and places orders for the Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser, or which have sold shares in the Fund, if the Adviser believes that the quality of the transactions and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which NationsBank has a lending relationship.

For the services provided and expenses assumed pursuant to the investment advisory agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of .75% of the Fund's average daily net assets.

For services provided pursuant to the investment sub-advisory agreement, NBAI will pay NationsBank sub-advisory fees, computed daily and paid monthly, at the annual rate of .25% of the Fund's average daily net assets.

From time to time, NBAI (and/or NationsBank) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by the Fund.

Michael E. Kenneally, CFA, is Portfolio Manager of the Fund. He has been the President and Chief Investment Officer of NationsBank Private Investments since 1997, and is responsible for equity and fixed-income investment management, research, trading, and investment strategy. Prior to assuming his current duties, Mr. Kenneally was a managing director in charge of the fundamental and quantitative research efforts of Boatmen's Trust Company ("Boatmen's"), as well as small-capitalization, passive, and international equity investment. He holds both a bachelor's degree in economics and an MBA in finance from the University of Missouri. He joined Boatmen's in 1983, working as a research analyst before joining the institutional portfolio management staff in 1986. Mr. Kenneally managed fixed-income portfolios until 1989 when he assumed a senior equity portfolio manager position. In 1992, he became Senior Vice President in charge of quantitative applications, with responsibility for investment product development, quantitative research, and derivative strategies. A Chartered Financial Analyst, he is a member of the Association for Investment Management and Research (AIMR), the International Society of Financial Analysts, the Chicago Quantitative Alliance, and the New York Society of Quantitative Analysts. In addition, Mr. Kenneally is Chairman of River City Capital Management and also serves on the Board of Trustees of the St. Louis Society of Financial Analysts.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the investment advisory agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to an administration agreement. Stephens provides various administrative and corporate secretarial services to the Fund, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Fund.

First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Funds pursuant to a co-administration agreement. Under the co-administration agreement, First Data provides various administrative and accounting services to the Fund including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Fund. For the services rendered pursuant to the administration and co-administration agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of the Fund's average daily net assets.

NBAI serves as sub-administrator for the Funds pursuant to a sub-administration agreement. Pursuant to the terms of the sub-administration agreement, NBAI assists Stephens in supervising, coordinating and monitoring various aspects of the Fund's administrative operations. For providing such services, NBAI is entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Fund's average daily net assets.

Shares of the Fund are sold on a continuous basis by Stephens, as the Fund's sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Fund.

Stephens may pay service fees or commissions to Institutions which assist customers in purchasing Primary A Shares of the Fund.

The Adviser may also pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.

In addition, Stephens has established a non-cash compensation program, pursuant to which broker/ dealers or financial institutions that sell shares of the Fund may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

The Bank of New York ("BONY" or the "Custodian"), located at 90 Washington Street, New York, New York 10286, provides custodial services for the assets of all Nations Funds except the international funds. In return for providing custodial services to the Nations Fund Family, BONY is entitled to receive, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations Funds' money market funds.

First Data serves as transfer agent (the "Transfer Agent") for the Fund's Primary A Shares. NationsBank serves as the sub-transfer agent for the Fund's Primary A Shares and is entitled to receive an annual fee of $251,000 from First Data for performing such services.

PricewaterhouseCoopers LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: The accrued expenses of the Fund are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; taxes; interest; fees (including fees paid to Nations Funds' Trustees and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Any general expenses of Nations Fund Trust that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust or in such other manner as the Board of Trustees deems appropriate.

  Organization And History

The Fund is a member of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.

Nations Fund Trust: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Fund currently offers one class of shares -- Primary A Shares. To obtain additional information regarding other Funds which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-321-7854.

Each share in Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distri-butions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the SAI for examples of when the Investment Company Act of 1940, as amended (the "1940 Act") requires voting by fund.

As of October , 1998, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.

Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.

About Your Investment

  How To Buy Shares

There is a minimum initial investment of $250,000 for each record holder; there is no minimum subsequent investment.

Primary A Shares of the Fund may be sold to financial institutions (including NationsBank and its affiliated and correspondent banks) and fee-based planners acting on behalf of their customers, employee benefit plans, charitable foundations, endowments and to other funds in the Nations Funds Family.

The Fund reserves the right, in its discretion, to make Primary A Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.

Primary A Shares are sold at net asset value without the imposition of a sales charge. Financial institutions ("Institutions") acting on behalf of their customers ("Customers") may establish certain procedures for processing Customers' purchase orders and may charge their Customers for services provided to them in connection with their investments.

Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").

Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Primary A Shares is recorded on the books of the Fund and share certificates are not issued. It is the responsibility of Institutions, when applicable, to record beneficial ownership of Primary A Shares and to reflect such ownership in the account statements provided to their Customers.

Effective Time of Purchases: Purchase orders for Primary A Shares in the Fund which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day. In the event that the Exchange closes early, purchase orders received prior to closing will be priced as of the time the Exchange closes and purchase orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Purchase orders are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Fund's Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following the receipt of the order, as determined above. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Institution or investor placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution or investor. Primary A Shares are purchased at net asset value per share next determined after receipt of the order by Stephens, the Transfer Agent or their respective agents.

Institutions are responsible for transmitting orders for purchases of Primary A Shares by their Customers, and for delivering required funds, on a timely basis. It is Stephens' responsibility to transmit orders it receives to Nations Funds. Institutions should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

  How To Redeem Shares

Redemption orders for Primary A Shares of the Fund which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value next determined after acceptance of the order. In the event that the Exchange closes early, redemption orders received prior to closing will be priced as of the time the Exchange closes and redemption orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day.

Redemption proceeds are normally remitted in federal funds wired to the redeeming Institution or investor within three Business Days after receipt of the order.

Institutions are responsible for transmitting redemption orders to Stephens, the Transfer Agent or their respective agents and for crediting their Customers' accounts with the redemption proceeds on a timely basis. It is the responsibility of Stephens to transmit orders it receives to Nations Funds. No charge for wiring redemption payments is imposed by Nations Funds, although Institutions may charge their Customer accounts for these or other services provided in connection with the redemption of Primary A Shares and may establish additional procedures. Information concerning any charges or procedures is available from the Institutions. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens, the Transfer Agent or their respective agents.

Nations Funds may redeem a shareholder's Primary A Shares if the balance in such shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances may also be redeemed at the direction of an Institution pursuant to arrangements between the Institution and its Customers. Nations Funds also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

  How To Exchange Shares

The exchange feature enables a shareholder of Primary A Shares of the Fund to acquire Primary A Shares of another Nations Fund when that shareholder believes that a shift between funds is an appropriate investment decision. An exchange of Primary A Shares for Primary A Shares of another fund is made on the basis of the next calculated net asset value per share of each fund after the exchange order is received.

Primary A Shares may be exchanged by directing a request directly to the Institution, if any, through which the original Primary A Shares were purchased or in other cases Stephens, the Transfer Agent or their respective agents. Investors should consult their Institution, Stephens or the Transfer Agent for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Institution.

The Fund and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account.

Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shareholders should consider communicating their exchange requests by mail.

  How The Fund Values Its Shares

The net asset value of a share is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Fund are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. In the event that the Exchange closes early, shares of the Fund will be priced as of the time the Exchange closes. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities are valued at their fair value following procedures approved by the Board of Trustees.

  How Dividends And Distributions Are Made; Tax Information

Dividends and Distributions: Dividends from net investment income are declared and paid monthly by the Fund. The Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Fund with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.

Primary A Shares of the Fund are eligible to receive dividends when declared provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.

The net asset value of Primary A Shares in the Fund will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased shares represent, in substance, a return of capital. However, such dividend or distribution would nevertheless be taxable. Dividends and distributions are paid in cash within five Business Days of the end of the the month to which the dividend relates. Dividends are paid in the form of additional Primary A Shares of the Fund unless the Customer or investor has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Fund's Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his or her Primary A Shares in the Fund.

Tax Information: In general, the Fund, as a "regulated investment company" for Federal income tax purposes will not be taxed on its net investment income and capital gains to the extent such earnings are distributed annually to its shareholders. The Fund intends to regularly distribute all of its net investment income and capital gains.

Distributions to shareholders from the Fund's net investment income and net short-term capital gain (for this purpose, the excess of net short-term capital gains over net long-term capital losses), if any, generally are designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from the Fund's net capital gain (for this purpose, the excess of net long-term capital gains over net short-term capital losses) are designated as capital gain distributions and taxable to the Fund's shareholders as long-term capital gain. Noncorporate shareholders may be taxed on such distributions at preferential rates. Distributions attributable to the Fund's dividend income which are paid to corporate shareholders may be excludible pursuant to the "dividends-received deduction" allowable to corporations.

In general, distributions will be taxable when paid, whether you take such distributions in cash or have them automatically reinvested in additional Fund shares. However, distributions declared in October, November and December of one year and distributed in January of the following year will be taxable as if they were paid to you in December of the first year. Following the end of each year, you will be notified as to the Federal income tax status of your distributions from the Fund during the year.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares.

Foreign shareholders may be subject to different tax treatment, including withholding taxes imposed on distributions at up to a 30% rate. In certain circumstances, U.S. residents may be subject to backup withholding at a 31% rate.

The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; you should consult your own tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further Federal tax considerations are discussed in the SAI.

  Appendix A  --  Portfolio Securities

The following are summary descriptions of certain types of instruments in which the Fund may invest. The "How The Objective Is Pursued" section of this Prospectus identifies the Fund's permissible investments, and the SAI contains more information concerning such investments.

Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Fund will limit its investments in bank obligations so they do not exceed 25% of the Fund's total assets at the time of purchase.

U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations), and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

Borrowings: When the Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Fund may borrow money from banks for temporary purposes in amounts of up to one-third of its total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BONY, the Fund may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Commercial Instruments: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by the Fund in commercial paper will consist of issues rated in a manner consistent with the Fund's investment policies and objectives. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser, at the time of purchase, to be of comparable quality to rated instruments that may be acquired by the Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

Convertible Securities, Preferred Stock, and Warrants: To the extent provided under "How The Objective Is Pursued," the Fund may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.

Foreign Securities: Foreign securities include equity obligations of foreign corporations and banks. Such investments may subject the Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid, and their prices more volatile, than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

The Fund may invest up to 20% of its total assets in sponsored or unsponsored ADRs. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Unsponsored ADRs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current as for sponsored ADRs and the prices of unsponsored ADRs may be more volatile than if such instruments were sponsored by the issuer. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. ADRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Fund's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities.

Futures, Options and Other Derivative Instruments: To the extent provided under "How The Objective Is Pursued," the Fund may attempt to reduce the overall level of investment risk of particular securities and attempt to protect against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as equity swap contracts, interest rate swaps, currency swaps, caps, collars and floors.

The use of futures, options, forward contracts and swaps exposes the Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, the Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. The Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAI.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Fund will not hold more than 15% of the value of its net assets in securities that are illiquid. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to the Fund within seven days after notice and illiquid restricted securities are subject to the limitation on illiquid securities.

If otherwise consistent with its investment objective and policies, the Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of the Fund holding such securities may increase during such period.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Municipal Securities: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by the Fund, the Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by the Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," the Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases," and units of participation in trusts holding pools of tax-exempt leases. Such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by the Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to the Fund's limitation on investments in illiquid securities. As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.

Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to the Fund's limitation on the purchase of illiquid securities.

In addition, the Fund may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at the Fund's option specified municipal securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

Although the Fund does not presently intend to do so on a regular basis, the Fund may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of the Fund's total assets are invested in municipal securities that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Other Investment Companies: The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

Real Estate Investment Trusts: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of fail-ing to qualify for tax-free pass-through of income under the Code.

Repurchase Agreements: A repurchase agreement involves the purchase of a security by the Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. The Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

Securities Lending: To increase return on portfolio securities, the Fund may lend its portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of the Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.

Stock Index, Interest Rate and Currency Futures Contracts: The Fund may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies for the purpose of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. These contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of the Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. Government Obligations: U.S. Government obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contact terms.

                               NATIONS FUND TRUST

                       Statement of Additional Information

                          Nations Strategic Equity Fund

                                Primary A Shares
                                 October 1, 1998

      This Statement of Additional Information ("SAI") provides supplementary information pertaining to the classes of shares representing interests in the above-listed investment portfolio of Nations Fund Trust (the "Fund"). This SAI is not a prospectus, and should be read only in conjunction with the current prospectuses for the Fund related to the class or series of shares in which one is interested, dated October 1, 1998 (each, a "Prospectus"). All terms used in this SAI that are defined in the Prospectuses will have the same meanings assigned in the Prospectuses. Copies of the Prospectuses may be obtained by writing Nations Fund, c/o Stephens Inc., One NationsBank Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Fund at 1-800-626-2275.

                                TABLE OF CONTENTS
                                                                           Page
                                                                           ----

INTRODUCTION.................................................................1


FUND TRANSACTIONS AND BROKERAGE..............................................1


ADDITIONAL INFORMATION ON FUND INVESTMENTS...................................5
   American Depository Receipts..............................................5
   Commercial Instruments....................................................5
   Dollar Roll Transactions..................................................6
   Foreign Currency Transactions.............................................7
   Futures, Options and Other Derivative Instruments.........................7
   Guaranteed Investment Contracts..........................................12
   Illiquid Securities......................................................12
   Interest Rate Transactions...............................................13
   Lending Securities.......................................................13
   Other Investment Companies...............................................14
   Real Estate Investment Trusts............................................14
   Repurchase Agreements....................................................14
   Reverse Repurchase Agreements............................................15
   Variable- and Floating- Rate Instruments.................................15
   Variable- and Floating-Rate Government Securities........................16
   Additional Investment Limitations........................................16

NET ASSET VALUE.............................................................18
   Exchange Privilege.......................................................19

DESCRIPTION OF SHARES.......................................................19
   Dividends and Distributions..............................................21

ADDITIONAL INFORMATION CONCERNING TAXES.....................................21
   Foreign Taxes............................................................23
   Capital Gain Distributions...............................................23
   Other Distributions......................................................24
   Disposition of Fund Shares...............................................24
   Federal Income Tax Rates.................................................24
   Corporate Shareholders...................................................25
   Foreign Shareholders.....................................................25
   Backup Withholding.......................................................25
   Tax-Deferred Plans.......................................................26
   Other Matters............................................................26

                                                                           Page
                                                                           ----

TRUSTEES AND OFFICERS.......................................................26
   Nations Funds Retirement Plan............................................31
   Nations Funds Deferred Compensation Plan.................................32
   Compensation Table ......................................................33
   Shareholder and Trustee Liability........................................35

INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY, TRANSFER AGENCY,
SHAREHOLDER SERVICING AND DISTRIBUTION SERVICES AGREEMENTS..................35
   Investment Adviser.......................................................35
   Administrator and Co-Administrator.......................................38
   Custodian and Transfer Agent.............................................39


DISTRIBUTOR.................................................................39

INDEPENDENT ACCOUNTANTS AND REPORTS.........................................40

COUNSEL.....................................................................40

ADDITIONAL INFORMATION ON PERFORMANCE.......................................40
   Yield Calculations.......................................................40
   Total Return Calculations................................................42

MISCELLANEOUS...............................................................44
   Certain Record Holders...................................................44

SCHEDULE A.................................................................A-1

                                  INTRODUCTION

      Nations Fund Trust (the "Trust") was organized on May 6, 1985 under the name "MarketMaster Trust," and in March 1992 changed its name to "Nations Fund," and in September 1992 changed its name to "Nations Fund Trust." NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Fund. NationsBank, N.A. ("NationsBank") is the investment sub-adviser. As used herein the "Adviser" shall mean NBAI and/or NationsBank as the context may require.

      Nations Fund Trust currently consists of thirty-seven different investment portfolios. This SAI pertains to the Primary A Shares of Nations Strategic Equity Fund (the "Fund"). Much of the information contained in this SAI expands upon subjects discussed in the Prospectuses. No investment in Primary A Shares should be made without first reading the related Prospectuses.


                         FUND TRANSACTIONS AND BROKERAGE

      Subject to the general supervision of the Board of Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

      Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed.

      Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

      Securities purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

      The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

      In executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Adviser shall consider factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Adviser may cause the Fund to pay a broker/dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

      Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Fund. The Board of Trustees will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

      Under Section 28(e) of the Securities Exchange Act of 1934, an adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

      Broker/dealers utilized by the Adviser may furnish statistical, research and other information or services which are deemed by the Adviser to be beneficial to the Fund's investment programs. Research services received from brokers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Trust's Trustees with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

      The outside research assistance is useful to the Adviser since the brokers utilized by the Adviser as a group tend to follow a broader universe of securities and other matters than the staff of the Adviser can follow. In addition, this research provides the Adviser with a diverse perspective on financial markets. Research services which are provided to the Adviser by brokers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. It is the opinion of the Adviser that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by brokers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Fund. Similarly, any research services received by the Adviser through the placement of portfolio transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Fund. It is the opinion of the Adviser that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser's investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

      Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund.

      The Trust will not execute portfolio transactions through, or purchase or sell portfolio securities from or to the distributor, the Adviser, the administrator, or the co-administrator, or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by the Securities and Exchange Commission (the "SEC"). In addition, the Trust will not give preference to correspondents of NationsBank or its affiliates with respect to such transactions or securities. (However, the
Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or its affiliates, and to take into account the sale of Fund shares if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.) In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the distributor, the Adviser, administrator, or the co-administrator, or any of their affiliates, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

      Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The Fund may purchase securities from underwriting syndicates of which NationsBank or any of its affiliates is a member under certain conditions, in accordance with the provisions of a rule adopted under the 1940 Act and any restrictions imposed by the Board of Governors of the Federal Reserve System.

      NationsBank has agreed to maintain its policy and practice of conducting its trust department independently of its commercial department. In making investment recommendations for the Fund, trust department personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Fund's accounts are customers of the commercial department. In dealing with commercial customers, the commercial department will not inquire or take into consideration whether securities of those customers are held by the Trust.

      Investment decisions for the Fund are made independently from those for the Trust's other investment portfolios, other investment companies, and accounts advised or managed by the Adviser. Such other investment portfolios, investment companies, and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Fund and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

      The portfolio turnover rates described in the Prospectuses are calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by the cash requirements for redemptions of shares and by requirements which enable the Fund to receive certain favorable tax treatment. Fund turnover will not be a limiting factor in making portfolio decisions.

      During the fiscal year ended March 31, 1998, the Fund did not pay brokerage commissions because the Fund had not yet commenced operations.

                   ADDITIONAL INFORMATION ON FUND INVESTMENTS

American Depository Receipts

      The Fund may invest in American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in such securities also involve certain inherent risks, including those set forth in the Prospectuses for the Fund under "Appendix A -- Foreign Securities."

Commercial Instruments

      Commercial Instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or by foreign corporations and foreign commercial banks.

      Investments by the Fund in commercial paper will consist of issues rated in a manner consistent with the Fund's investment policies and objective. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

      Variable-rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. While some of these notes are not rated by credit rating agencies, issuers of variable-rate master demand notes must satisfy the Adviser that criteria similar to the following are met: (a) if rated by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), the instruments are rated in the highest rating category for short-term obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser. Variable-rate instruments acquired by the Fund will be rated at a level consistent with the Fund's investment objective and policies of high quality as determined by a major rating agency or, if not rated, will be of comparable quality as determined by the Adviser. Substantial holdings of variable-rate instruments could reduce portfolio liquidity.

      Variable- and floating- rate instruments are unsecured instruments that permit the indebtedness thereunder to vary. While there may be no active secondary market with respect to a particular variable or floating-rate instrument purchased by the Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods when the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss. The instruments are not typically rated by credit rating agencies, but issuers of variable- and floating-rate instruments must satisfy similar criteria to that set forth above for issuers of commercial paper. The Fund may invest in variable- and floating-rate instruments only when the Adviser deems the investment to involve minimal credit risk. If such instruments are not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period specified in the instrument.

Dollar Roll Transactions

      The Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed or asset-backed securities, together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

      If the broker/dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

      The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Foreign Currency Transactions

      The Fund may enter into foreign currency exchange transactions to convert foreign currencies to and from the United States Dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.

      A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. The Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

      The Fund also may purchase and write options on such futures contracts. These investments will be used only to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of the portfolio securities of the Fund or adversely affect the prices of securities which the Fund intends to purchase at a later date. Should interest rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss.

      Foreign currency hedging transactions are an attempt to protect the Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

Futures, Options and Other Derivative Instruments

      The Fund may purchase put and call options which are traded on a national securities exchange in an amount not exceeding 5% of its net assets. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amount paid as premiums to the writer of the option.

      Futures Contracts and Related Options. In addition, the Adviser may determine that it would be in the interest of the Fund to purchase or sell futures contracts, or options thereon, as a hedge against changes resulting from market conditions in the value of the securities held by the Fund, or of securities which one of them intends to purchase. For example, the Fund may enter into transactions involving a stock or bond index futures contract, which is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stocks or bonds included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks or bonds in the index is made. During the coming fiscal year, the Fund intends to limit its transactions in futures contracts and options thereon so that: (i) no more than 5% of the Fund's total assets would be committed to initial margin deposits or premiums on such contracts and (ii) immediately after entering into such contracts, no more than 30% of the Fund's total assets would be represented by such contracts.

      Options Trading. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Put options give the holder the right to sell the underlying securities to the Fund during the term of the option at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Call options are "covered" by the Fund, for example, when it owns the underlying securities and put options are "covered" by the Fund, for example, when it has established a segregated account of cash, cash equivalents or securities which can be liquidated promptly to satisfy any obligation of the Fund to purchase the underlying securities. The Fund also may write combinations of puts and calls on the same underlying security.

      The Fund will receive a premium from writing a put or call option, which increases the gross income of the Fund in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

      The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which the Fund purchases an option having the same terms as the option written. It is possible, however, that illiquidity in the options markets may make it difficult from time to time for the Fund to close out its written option positions.

      The Fund also may purchase put or call options in anticipation of changes in interest rates which may adversely affect the value of its portfolio or the prices of securities that the Fund wants to purchase at a later date. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option and, unless the price of the underlying security changes sufficiently, the option may expire without value.

      The Fund may write and purchase options on securities both for hedging purposes and in an effort to increase current income. Options on securities that are written or purchased by the Fund will be traded on U.S. and foreign exchanges and over-the-counter.

      The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed applicable limitations on the amount of the Fund's assets that may be invested in illiquid securities. The Adviser intends to limit the Fund's writing of over-the-counter options in accordance with the following procedure. The Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which the Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula also may include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. The Fund will treat all or a part of the formula price as illiquid for purposes of the applicable SEC test regarding illiquid securities.

      As stated in the related Prospectuses, the Fund may purchase put and call options listed on a national securities exchange. This is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

      The Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price, and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

      When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund involved for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

      Futures Contracts. A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or, in the case of futures contracts on indices of securities, for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate futures contracts, the fixed income securities underlying a contract are delivered by the seller and paid for by the purchaser, or on which, in the case of a stock index futures contract, an amount equal to a dollar amount multiplied by the difference between the value of a stock index at the close of the last trading day of the contract and the value of such index at the time the futures contract was originally entered into is settled between the purchaser and seller in cash. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no purchase price is paid or received at the time the contract is entered into. Instead, an amount of cash or cash equivalents, the value of which may vary but is generally equal to 2% or less of the value of the contract, must be deposited with the broker as initial deposit or "margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

      At any time prior to the expiration of a futures contract, a trader may elect to close out the Fund's position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by a party is required to be paid to the exchange clearing corporation, while any profit due to a party must be delivered to it.

      Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

      Options on Futures Contracts. An option on a futures contract gives the purchaser (the "holder") the right, but not the obligation, to enter into a "long" position in the underlying futures contract (i.e., a purchase of such futures contract) in the case of an option to purchase (a "call" option), or a "short" position in the underlying futures contract (i.e., a sale of such futures contract) in the case of an option to sell (a "put" option), at a fixed price (the "strike price") up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchase of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. Upon exercise of the option by the holder, the exchange clearing corporation establishes a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      An option, whether based on a futures contract, a stock index or an equity security, becomes worthless to the holder when it expires. A position in an option may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction subject to the availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the party's profit or loss on the transaction.

      The use of futures contracts and options does involve certain transaction costs and risks. The Fund's ability effectively to hedge all or a portion of its portfolio through transactions in futures, options on futures or options on stock indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of the Fund's holdings. The trading of futures and options on indices involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. While the Fund will establish a future or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. Investments in futures contracts on fixed income securities and related indices involve the risk that if the Adviser's investment judgment concerning the general direction of interest rates is incorrect, the Fund's overall performance may be poorer than if it had not entered into any such contract. Income earned from transactions in futures contracts and options thereon would be treated in part as a short-term, and in part as a long-term, capital gain and, if not offset by net realized capital losses, generally would be subject to Federal income tax.

Guaranteed Investment Contracts

      Guaranteed Investment Contracts ("GICs") are issued by highly rated U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to the Fund on a monthly basis guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

      The Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less.
Therefore, GICs are considered to be illiquid investments.

Illiquid Securities

      The Fund may invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new, and liquidity of the Fund's investments could be impaired if trading does not develop or declines.

Interest Rate Transactions

      Among the strategic transactions into which the Fund may enter are interest rate swaps and the purchase or sale of related caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipate purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

      The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, and floors are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, or floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

      With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Fund's net obligation, if any.

Lending Securities

      When the Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash loan collateral which will be invested in readily marketable, high quality, short-term obligations. Although any voting rights, or rights to consent, that may be attendant to securities on loan, pass to the borrower, such loans may be called at any time. Securities on loan that have voting rights will be called so that they may be voted by the Fund if a material event affecting the investment is to occur.

Other Investment Companies

         In seeking to attain their investment objectives, the Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including Advisory fees. These expenses would be in addition to the Advisory and other expenses that the Fund bears in connection with its own operations. The Adviser has agreed to remit to the respective investing Fund fees payable to it under its respective Investment Advisory Agreement with an affiliated money market Fund to the extent such fees are based upon the investing Fund's assets invested in shares of the affiliated money market fund.

Real Estate Investment Trusts

      A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

      REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended.

Repurchase Agreements

      The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian, or a sub-custodian, in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Trust under the 1940 Act.

Reverse Repurchase Agreements

      At the time the Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Fund do not establish and maintain a segregated account (as described above). In addition, some or all of the proceeds received by the Fund from the sale of a portfolio instrument may be applied to the purchase of a repurchase agreement. To the extent the proceeds are used in this fashion and a common broker/dealer is the counterparty on both the reverse repurchase agreement and the repurchase agreement, the arrangement might be recharacterized as a swap transaction. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Fund may not establish a segregated account when the Adviser believes it is not in the best interests of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

Variable- and Floating-Rate Instruments

      The Fund may purchase variable-rate and floating-rate obligations as described in the Prospectuses. If such instrument is not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable-rate demand instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligations next interest rate adjustment. Other variable-rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument.

      The variable- and floating-rate demand instruments that the Fund may purchase include participations in Municipal Securities purchased from and owned by financial institutions, primarily banks. Participation interests provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed 30 days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Fund. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit, and issuing the repurchase commitment.

Variable- and Floating-Rate Government Securities

      Government securities that have variable or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the Fund's average weighted maturity. The remaining maturities of such obligations will be determined as follows: (i) a government security with a variable or floating-rate of interest will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (ii) a government security with a demand or put feature that entitles the holder to receive the principal amount of the underlying security at the time of or sometime after the holder gives notice of demand or exercise of the put will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand or exercise of the put; and (iii) a government security with both a variable or floating rate of interest as described in clause (i) and a demand or put feature as described in clause (ii) will be deemed to have a maturity equal to the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

Additional Investment Limitations

      In addition to the investment limitations disclosed in the Prospectuses, the Fund is subject to the investment limitations enumerated in this subsection which may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined in this SAI).

      The Fund may not:

      1. Borrow money or issue senior securities as defined in the 1940 Act except that (a) the Fund may borrow money from banks for temporary purposes in amounts up to one-third of the value of the Fund's total assets at the time of borrowing, provided that borrowings in excess of 5% of the value of the Fund's total assets will be repaid prior to the purchase of portfolio securities by the Fund,
              (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities, which commitments may be considered the issuance of senior securities, and (c) the Fund may issue multiple classes of shares in accordance with SEC regulations or exemptions under the 1940 Act. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

      2. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). (For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.)

      3. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

      4. Invest in real estate or real estate limited partnership interests (the Fund may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein). This restriction does not apply to real estate limited partnerships listed on a national stock exchange (e.g. the New York Stock Exchange).

      5. Purchase or sell commodity contracts except that the Fund may, to the extent appropriate under its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, may engage in transactions on a when issued or forward commitment basis, and may enter into forward currency contracts in accordance with its investment policies.

         In  addition,   certain  non-fundamental  investment  restrictions  are
applicable, including the following:

      1. The Fund will not purchase securities of companies for the purpose of exercising control.

      2. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A under the Securities Act of 1933 that the Board of Trustees, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

      3. The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount up to one-third of the value of the Fund's total assets at the time of borrowing. For purposes of this limitation, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not considered to be a mortgage, pledge or hypothecation of assets.

      4. The Fund will not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.


                                 NET ASSET VALUE

      Generally, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date.

      Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value.

      Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange (the "Exchange"). The values of such securities used in computing the net asset value of the shares of the Fund is determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Trustees.

                           --------------------------

      The Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related Prospectuses from time to time. The Trust also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of Nations Fund Trust's responsibilities under the 1940 Act.

      Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for Investor Shares or Primary Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

Exchange Privilege

      The Fund and each of the other funds in the Nations Funds Family may limit the number of times the exchange privilege may be exercised by a shareholder within a specified period of time. Also, the exchange privilege may be terminated or revised at any time by the Trust upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that the exchange privilege may be terminated or materially revised without notice under certain unusual circumstances.

      The current prospectuses for the Primary A Shares of the Fund describes the exchange privileges available to investors in such Shares.

      Primary A Shares of the Fund are offered and sold on a continuous basis by the Distributor acting as agent. As stated in the Prospectuses for the Primary A Shares, Primary A Shares are sold to bank trust departments and other financial institutions (primarily to NationsBank and its affiliated and correspondent banks) (collectively, "Institutions") acting on behalf of customers maintaining a qualified trust account or relationship at the Institution.

                              DESCRIPTION OF SHARES

      Nations Fund Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of units of beneficial interest ("shares") and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of thirty-seven series of shares, one of which -- the Strategic Equity Fund -- is described in this SAI. Currently, the Fund only issues Primary A Shares.

      Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or the Fund, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Trust's respective investment portfolios, of any general assets of the Trust not belonging to any particular investment portfolio which are available for distribution. Shareholders of the Fund are entitled to participate, in proportion to the net asset value of the class or series of shares held, in the net distributable assets of the Fund if it is liquidated, based on the number of shares of the Fund that are held by such shareholders.

      As stated in the Prospectuses, shareholders of the Fund will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the holders of a particular class or series of shares. In addition, shareholders of each investment portfolio of the Trust will vote in the aggregate and not by portfolio, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of shareholders of a particular portfolio. Rule 18f-2 (the "Rule") under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by the matter. An investment portfolio is affected by a matter unless it is clear that the interests of each investment portfolio in the matter are substantially identical or that the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular investment portfolio. Under the Trust's Declaration of Trust, when the Board of Trustees determines that a matter to be voted upon affects only the interests of the shareholders of one or more but not all of the Trust's investment portfolios, only the shareholders of the investment portfolio or portfolios so affected will be entitled to vote on the matter.

      The Trust's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another investment portfolio of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any investment portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any such investment portfolio to be redeemed at their net asset value or converted into shares of another class or series of the Trust's shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder of the Fund may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of the Fund's portfolio securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act.

Dividends and Distributions

      With respect to the Fund, net investment income for dividend purposes consist of (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of Nations Fund prorated to the Fund on the basis of its relative net assets and (iv) dividend or distribution income on such assets.

      Shares of the Fund are eligible to receive dividends when declared, provided however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.


                     ADDITIONAL INFORMATION CONCERNING TAXES

                  Except as provided herein, gains and losses on the sale of portfolio securities by the Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

         Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

         If an option granted by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale.

         Under Section 1256 of the Code, the Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts and listed options. In this regard, Section 1256 contracts will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market regime, will generally be treated as long-term capital gain or loss, and the remaining forty percent (40%) will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market and 60%/40% rules.

         Under Section 988 of the Code, the Fund will generally recognize ordinary income or loss to the extent gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Fund will attempt to monitor Section 988 transactions, where applicable, to avoid adverse tax impact.

         Offsetting positions held by a regulated investment company involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a regulated investment company were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The regulated investment company may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the regulated investment company may differ. Generally, to the extent the straddle rules apply to positions established by the regulated investment company, losses realized by the regulated investment company may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

         If the Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or
(iii) a futures or forward contract.

         If the Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC.

         Foreign Taxes

         Income and dividends received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% in value of a regulated investment company's total assets at the close of its taxable year consist of securities of non-U.S. corporations, the regulated investment company will be eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders.

         Capital Gain Distributions

         Distributions which are designated by the Fund as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

         The Taxpayer Relief Act of 1997 (the "1997 Act") created several new categories of capital gains applicable to noncorporate taxpayers. Under prior law, noncorporate taxpayers were generally taxed at a maximum rate of 28% on net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss). Noncorporate taxpayers are now generally taxed at a maximum rate of 20% on net capital gain attributable to gains realized on the sale of property held for greater than 18 months, and a maximum rate of 28% on net capital gain attributable to gain realized on the sale of property held for greater than one year and 18 months or less. The 1997 Act retains the treatment of short term capital gain or loss (generally, gain or loss attributable to capital assets held for 1 year or less) and did not affect the taxation of capital gains in the hands of corporate taxpayers.

          Under the 1997 Act, the Treasury is authorized to issue regulations for application of the reduced capital gains tax rates to pass-through entities, including regulated investment companies, such as the Fund. Noncorporate stockholders of the Fund may therefore qualify for the reduced rate of tax on capital gain dividends paid by the Fund.

Other Distributions

         The Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For Federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year the Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that each Fund's net income, on an annual basis, will equal the dividends declared during the year.

Disposition of Fund Shares

         A disposition of Fund shares pursuant to redemption (including a redemption in-kind) or exchanges will ordinarily result in a taxable capital gain or loss, depending on the amount received for the Shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

         If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations had been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

Federal Income Tax Rates

         As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 28% (however, see "Capital Gain Distributions" above); and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

Corporate Shareholders

         Corporate shareholders of the Fund may be eligible for the dividends-received deduction on dividends distributed out of the Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In order to qualify for the dividends-received deduction, a corporate shareholder must generally hold the shares upon which the dividend is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the Fund's distribution qualifying for the deduction.

Foreign Shareholders

         Under the Code, distributions of net investment income by the Fund to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of net capital gains are generally not subject to tax withholding, and, beginning in 1999, the Fund will be permitted to estimate the portion of their distributions qualifying as capital gain distributions.

Backup Withholding

         The Trust may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Companies could subject the investor to penalties imposed by the IRS.

Tax-Deferred Plans

         The Fund is available for a variety of tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. A Tax Free Bond Fund, however, is generally not a suitable investment for retirement plans because such retirement plans would not gain any benefit from the tax-exempt nature of the Tax Free Bond Fund's dividends. Investors should contact their Selling Agents for details concerning retirement plans.

Other Matters

         Investors should be aware that the investments to be made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to Federal, state, local or foreign taxes.



                              TRUSTEES AND OFFICERS

         The trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Those directors who are "interested persons" of a Company (as defined in the 1940 Act) are indicated by an asterisk(*).

                                                                                  Principal Occupations
                                                                                  During Past 5 Years
                                                        Position with             and Current
Name Address and Age                                      the Trust               Directorships
--------------------                                      ---------               -------------

Edmund L. Benson, III, 61                                  Trustee                Director, President and
Saunders & Benson, Inc.                                                           Treasurer, Saunders & Benson,
728 East Main Street                                                              Inc. (Insurance); Trustee,
Suite 400                                                                         Nations Institutional Reserves
Richmond, VA 23219                                                                and Nations Fund Trust, Director,
                                                                                  Nations Fund, Inc., Nations
                                                                                  LifeGoal Funds, Inc., and Nations
                                                                                  Fund Portfolios, Inc.

James Ermer, 55                                            Trustee                Senior Vice President- Finance,
13705 Hickory Nut Point                                                           CSX Corporation (transportation
Midlothian, VA  23112                                                             and natural resources); Director,
                                                                                  National Mine Service; Director,
                                                                                  Lawyers Title Corporation;
                                                                                  Trustee, Nations Institutional
                                                                                  Reserves and Nations Fund Trust;
                                                                                  Director, Nations Fund, Inc.,
                                                                                  Nations LifeGoal Funds, Inc., and
                                                                                  Nations Fund Portfolios, Inc.

William H. Grigg, 65                                       Trustee                Chairman Emeritus, Duke Power
Duke Power Co.                                                                    Co., since July, 1997; April 1994
422 South Church Street                                                           to July 1997, Chairman and Chief
PB04G                                                                             Executive Officer; November 1991
Charlotte, NC  28242-0001                                                         to April 1994, Vice Chairman,
                                                                                  from April 1988 to November 1991,
                                                                                  Executive Vice


                                                         26

                                                                                  Principal Occupations
                                                                                  During Past 5 Years
                                                        Position with             and Current
Name Address and Age                                      the Trust               Directorships
--------------------                                      ---------               -------------

                                                                                  President -- Customer Group,
                                                                                  Director, Coltec Industries,
                                                                                  Hatteras Income Securities, Inc.,
                                                                                  Nations Government Income Term
                                                                                  Trust 2003, Inc., Nations
                                                                                  Government Income Term Trust 2004,
                                                                                  Inc., Nations Balanced Target
                                                                                  Maturity Fund, Inc., Nations Fund,
                                                                                  Inc., Nations LifeGoal Funds, Inc.
                                                                                  and Nations Fund Portfolios, Inc.;
                                                                                  Trustee, Nations Institutional
                                                                                  Reserves and Nations Fund Trust.

Thomas F. Keller, 66                                       Trustee                R.J. Reynolds Industries
Fuqua School of Business                                                          Professor of Business
P.O. Box 90120                                                                    Administration and former Dean,
Duke University                                                                   Fuqua School of Business, Duke
Durham, NC 27708                                                                  University; Director, LADD
                                                                                  Furniture, Inc.; Director, Wendy's
                                                                                  International Inc., American
                                                                                  Business Products, Dimon Inc.,
                                                                                  Biogen, Inc., Hatteras Income
                                                                                  Securities, Inc., Nations
                                                                                  Government Income Term Trust 2003,
                                                                                  Inc., Nations Government Income
                                                                                  Term Trust 2004, Inc., Nations
                                                                                  Balanced Target Maturity Fund,
                                                                                  Inc., Nations Fund, Inc., Nations
                                                                                  LifeGoal Funds, Inc., and Nations
                                                                                  Fund Portfolios, Inc.; Trustee,
                                                                                  Nations Institutional Reserves,
                                                                                  Nations Fund Trust, the Mentor
                                                                                  Funds, Mentor Institutional Trust,
                                                                                  Cash Resource Trust.

Carl E. Mundy, Jr., 63                                     Trustee                Commandant, United States Marine
9308 Ludgate Drive                                                                Corps, from July 1991 to July
Alexandria, VA  22309                                                             1995; Commanding General, Marine
                                                                                  Forces Atlantic, from June 1990 to
                                                                                  June 1991; Director, Nations Fund,
                                                                                  Inc., Nations LifeGoal Funds,
                                                                                  Inc., and Nations Fund Portfolios,
                                                                                  Inc.; Trustee, Nations
                                                                                  Institutional Reserves and Nations
                                                                                  Fund Trust.

James B. Sommers*, 59                                      Trustee                President, NationsBank Trust,
                                                                                  from January 1992 to September


                                                         27

                                                                                  Principal Occupations
                                                                                  During Past 5 Years
                                                        Position with             and Current
Name Address and Age                                      the Trust               Directorships
--------------------                                      ---------               -------------

                                                                                  1996; Executive Vice President,
                                                                                  NationsBank Corporation, from
                                                                                  January 1992 to May 1997;
                                                                                  Principal, Bainbridge &
                                                                                  Associates; Partner, Villa LLC;
                                                                                  Chairman, Central Piedmont
                                                                                  Community College Foundation;
                                                                                  Trustee, Central Piedmont
                                                                                  Community College; Board of
                                                                                  Commissioners,
                                                                                  Charlotte/Mecklenberg Hospital
                                                                                  Authority; Director, Nations
                                                                                  Fund, Inc., Nations Fund
                                                                                  Portfolios, Inc. and Nations
                                                                                  LifeGoal Funds, Inc.; Trustee,
                                                                                  Nations Institutional Reserves
                                                                                  and Nations Fund Trust.


A. Max Walker*, 76                                 President, Trustee and         Financial consultant; Formerly,
4580 Windsor Gate Court                             Chairman of the Board         President, A. Max Walker, Inc.;
Atlanta, GA 30342                                                                 Director and Chairman of the
                                                                                  Board, Hatteras Income Securities,
                                                                                  Inc., Nations Government Income
                                                                                  Term Trust 2003, Inc., Nations
                                                                                  Government Income Term Trust 2004,
                                                                                  Inc., Nations Balanced Target
                                                                                  Maturity Fund, Inc., Nations Fund,
                                                                                  Inc., Nations LifeGoal Funds,
                                                                                  Inc., and Nations Fund Portfolios.
                                                                                  Inc.; President and Chairman of
                                                                                  the Board of Trustees, Nations
                                                                                  Institutional Reserves and Nations
                                                                                  Fund Trust.


                                                         28


                                                                                  Principal Occupations
                                                                                  During Past 5 Years
                                                        Position with             and Current
Name Address and Age                                      the Trust               Directorships
--------------------                                      ---------               -------------

Charles B. Walker, 59                                      Trustee                Since 1989, Director, Executive
Ethyl Corporation                                                                 Vice President, Chief Financial
330 South Fourth Street                                                           Officer and Treasurer, Ethyl
Richmond, VA 23219                                                                Corporation (chemicals, plastics,
                                                                                  and aluminum manufacturing); since
                                                                                  1994, Vice Chairman, Ethyl
                                                                                  Corporation and Vice Chairman,
                                                                                  Chief Financial Officer and
                                                                                  Treasurer, Albemarle Corporation,
                                                                                  Director, Nations Fund, Inc.,
                                                                                  Nations LifeGoal Funds, Inc, and
                                                                                  Nations Fund Portfolios, Inc.;
                                                                                  Trustee, Nations Institutional
                                                                                  Reserves and Nations Fund Trust.

Thomas S. Word, Jr.*, 60                                   Trustee                Partner, McGuire Woods Battle &
McGuire, Woods, Battle & Boothe                                                   Boothe (law); Director, Vaughan
One James Center                                                                  Bassett Furniture Company,
Richmond, VA  23219                                                               Director VB Williams Furniture
                                                                                  Company, Inc.; Director, Nations
                                                                                  Fund, Inc., Nations LifeGoal
                                                                                  Funds, Inc., and Nations Fund
                                                                                  Portfolios, Inc.; Trustee, Nations
                                                                                  Institutional Reserves and Nations
                                                                                  Fund Trust.

Richard H. Blank, Jr., 41                                 Secretary               Since 1994, Vice President of
Stephens Inc.                                                                     Mutual Fund Services, Stephens
                                                                                  Inc. 1990 to 1994, Manager Mutual
                                                                                  Fund Services, Stephens Inc. 1983
                                                                                  to 1990, Associate in Corporate
                                                                                  Finance Department, Stephens
                                                                                  Inc.; Secretary, Nations
                                                                                  Institutional Reserves, Nations
                                                                                  Fund Trust, Nations Fund, Inc.,
                                                                                  Nations LifeGoal Funds, Inc., and
                                                                                  Nations Fund Portfolios, Inc.

Michael W. Nolte, 37                                 Assistant Secretary          Associate, Financial Services
Stephens Inc.                                                                     Group of Stephens Inc.

Louise P. Newcomb, 45                                Assistant Secretary          Corporate Syndicate Associate,
Stephens Inc.                                                                     Stephens Inc.

James E. Banks, 42                                   Assistant Secretary          Since 1993, Attorney, Stephens
Stephens Inc.                                                                     Inc.; Associate Corporate
                                                                                  Counsel, Federated Investors; from
                                                                                  1991 to 1993, Staff


                                                         29

                                                                                  Principal Occupations
                                                                                  During Past 5 Years
                                                        Position with             and Current
Name Address and Age                                      the Trust               Directorships
--------------------                                      ---------               -------------

                                                                                  Attorney, Securities and Exchange
                                                                                  Commission from 1988 to 1991

Richard H. Rose, 43                                       Treasurer               Since 1994, Vice President,
First Data Investor Services Group, Inc.                                          Division Manager, First Data
(formerly, The Shareholder Services Group,                                        Investor Services Group, Inc.
Inc.)                                                                             since 1988, Senior Vice
One Exchange Place                                                                President, The Boston Company
Boston, MA 02109                                                                  Advisors. Inc.; Treasurer,
                                                                                  Nations Institutional Reserves,
                                                                                  Nations Fund Trust, Nations Fund,
                                                                                  Inc., Nations LifeGoal Funds,
                                                                                  Inc., and Nations Fund Portfolios,
                                                                                  Inc.

Steven Levy, 33                                      Assistant Treasurer          Since 1997, Vice President of
                                                                                  Fund Accounting, First Data
                                                                                  Investor Services Group, Inc.;
                                                                                  Prior to 1997, Investment
                                                                                  Operations Manager, Franklin
                                                                                  Templeton Group and Assistant
                                                                                  Vice President of Fund
                                                                                  Accounting, Scudder Stevens and
                                                                                  Clark, Inc.


         Mr. Rose serves as Treasurer to certain other investment companies for which First Data Investors Services Group, Inc.or its affiliates serve as sponsor, distributor, administrator and/or investment adviser.

         Each Trustee of the Trust is also a Trustee of Nations Institutional Reserves and Nations Annuity Trust and a Director of Nations Fund Portfolios, Inc., Nations Fund, Inc. and Nations LifeGoal Funds, Inc. each a registered investment company that is part of the Nations Funds Family. Richard H. Blank, Jr., Richard H. Rose, Steven Levy, Michael W. Nolte, Louise P. Newcomb and James
E. Banks. Jr. also are officers of Nations Fund Trust, Nations Annuity Trust, Nations Institutional Reserves, Nations Fund, Inc., Nations Fund Portfolios, Inc and Nations LifeGoal Funds, Inc.

         Each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of each Company, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Directors/Trustees (or committee thereof). All Trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Trustees. Officers receive no direct remuneration in such capacity from the Companies. No person who is an officer, director, trustee, or employee of NationsBank or its affiliates serves as an Officer, Director, Trustee or employee of the company. As of the date of this SAI, the directors and officers of the Trust as a group owned less than 1% of the outstanding shares of each of the Fund.

         The Trust has adopted a Code of Ethics which, among other things, prohibits each access person of the Trust from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Code of Ethics, an access person means (i) a director or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that the Trust's access persons, other than its "disinterested" directors, submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by the Fund.

Nations Funds Retirement Plan

         Under the terms of the Nations Funds Retirement Plan for Eligible Directors/Trustees (the "Retirement Plan"), each director may be entitled to certain benefits upon retirement from the Board of Director. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible director/trustee has attained age 65 and has completed at least five years of continuous service with one or more of the open-end investment companies ("Funds") advised by the Adviser. If a director/trustee retires before reaching age 65, no benefits are payable. Each eligible director/trustee is entitled to receive an annual benefit from the Funds commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate director's/trustee's fees payable by the Funds during the calendar year in which the director's/trustee's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to any of the Funds. Such benefit is payable to each eligible director/trustee in quarterly installments for a period of no more than five years. If an eligible director/trustee's dies after attaining age 65, the director's/trustees surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the director/trustee if he had not died. The Retirement Plan is unfunded. The benefits owed to each director/trustee are unsecured and subject to the general creditors of the Funds.

Nations Funds Deferred Compensation Plan

         Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Directors (the "Deferred Compensation Plan"), each director/trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the director/trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring directors to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring directors', trustees, deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's/trustees retirement benefits commence under the Retirement Plan. The Board of Directors/Trustees, in its sole discretion, may accelerate or extend such payments after a director's, trustees, termination of service. If a deferring director/trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the director's, trustees, death. If a deferring director dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the director. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring directors have the status of unsecured creditors of the Funds from which they are deferring compensation.

                               COMPENSATION TABLE

                                                                                                                     Total
                                                 Aggregate      Aggregate       Pension or         Estimated      Compensation
                               Aggregate       Compensation   Compensation  Retirement Benefits     Annual      from Registrant
        Name of Person     Compensation from       from           from        Accrued as Part    Benefits Upon      and Fund
         Position (1)           NFT (2)           NFI (2)        NFP (2)      of Fund Expenses     Retirement    Complex (3)(4)
         ------------           -------           -------        -------         -------------     ----------    --------------
Edmund L. Benson, III,         [insert]          [insert]       [insert]          [insert]          [insert]        [insert]
Trustee
James Ermer                    [insert]          [insert]       [insert]          [insert]          [insert]        [insert]
Trustee
William H. Grigg               [insert]          [insert]       [insert]          [insert]          [insert]        [insert]
Trustee
Thomas F. Keller               [insert]          [insert]       [insert]          [insert]          [insert]        [insert]
Trustee
Carl E. Mundy, Jr.             [insert]          [insert]       [insert]          [insert]          [insert]        [insert]
Trustee
James Sommers                  [insert]          [insert]       [insert]          [insert]          [insert]        [insert]
Trustee
A. Max Walker                  [insert]          [insert]       [insert]          [insert]          [insert]        [insert]
Chairman of the Board
Charles B. Walker              [insert]          [insert]       [insert]          [insert]          [insert]        [insert]
Trustee
Thomas S. Word                 [insert]          [insert]       [insert]          [insert]          [insert]        [insert]
Trustee
                               [insert]          [insert]       [insert]          [insert]          [insert]        [insert]

         (1) All Trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Directors/Trustees. Officers of the Trust receive no direct remuneration in such capacity from the Trust.

         (2) For the twelve-month period ending March 31, 1998, each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund in the Nations Funds Family, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Trustees (or committee thereof) and $500 for attendance at each other meeting of the Board of Directors/Trustees (or Committee thereof).

         (3) Messrs. Grigg, Keller and A.M. Walker receive compensation from nine investment companies, including the Trust, that are deemed to be part of the Nations Funds "fund complex," as that term is defined under Rule 14a-101 of the Securities Exchange Act of 1934, as amended. Messrs. Benson, Ermer, C. Walker, Mundy and Word receive compensation from five investment companies, including the Trust, deemed to be part of the Nations Funds complex.

         (4) Total compensation amounts include deferred compensation (including interest) payable to or accrued for the following Trustees: Edmund L. Benson, III ($__________); William H. Grigg ($__________); Thomas F. Keller
($____________); and Thomas S. Word ($____________).

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment, or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any Trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties as Trustee. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment.

      With the exceptions stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee, and that the Trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a Trustee.


                  INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
                          TRANSFER AGENCY, SHAREHOLDER
                 SERVICING AND DISTRIBUTION SERVICES AGREEMENTS

Investment Adviser

      Effective upon the inception of the Fund, NBAI began serving as investment adviser to the Fund and NationsBank began serving as investment sub-adviser to the Fund, pursuant to Investment Advisory and Investment Sub-Advisory Agreements, respectively.

      NBAI also serves as the investment adviser to Nations Fund, Inc., Nations Institutional Reserves and Nations Fund Portfolios, Inc., each a registered investment company that is part of the Nations Fund Family. In addition, NBAI serves as the investment advisor to Hatteras Income

Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Managed Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the New York Stock Exchange. NationsBank does not serve as an investment adviser or investment sub-adviser to any other fund in the Nations Funds Family.

      NBAI is a wholly owned banking subsidiaries of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation.

      NationsBank serves as investment sub-adviser to the Fund through its division, NationsBank Private Investments, with principal offices at 100 North Broadway, St. Louis, Missouri 63102.

         Prior to January 1, 1996, NationsBank, through its investment management division, served as investment adviser to the Funds. NationsBank is successor to NationsBank of North Carolina, N.A. which was merged with and into NationsBank of South Carolina, N.A., effective January 3, 1995. The resulting entity was renamed NationsBank, N.A. (Carolinas). NationsBank is a wholly owned subsidiary of NationsBank Corporation, a bank holding company. Prior to June 30, 1992, NationsBank of Georgia, N.A. served as the Investment Adviser to the Trust. On December 31, 1991 an Agreement and Plan of Consolidation between NCNB Corporation ("NCNB") and C&S Sovran Corporation ("C&S/Sovran") was consummated whereby C&S/Sovran was merged into and became a wholly owned subsidiary of NCNB and NCNB changed its name to NationsBank Corporation. In anticipation of this transaction, the prior investment adviser for the Trust was changed from Sovran Bank, N.A., to C&S/Sovran Trust Company (Georgia), N.A. After the merger of C&S/Sovran and NCNB was completed, C&S Sovran Trust Company (Georgia), N.A., changed its name to NationsBank Trust Company (Georgia), N.A., and subsequently merged into NationsBank of Georgia, N.A. which continued to serve as the investment adviser to Nations Fund Trust until June 30, 1992. Prior to the merger of NCNB and C&S/Sovran, NationsBank (formerly NCNB National Bank of North Carolina) served and continues to serve as investment adviser to all of the Funds of the Trust pursuant to an amendment to its investment advisory agreements. NationsBank and NationsBank of Georgia, N.A. are wholly owned subsidiaries of NationsBank Corporation.

         Since 1874, NationsBank and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. Today, NationsBank affiliates collectively manage in excess of $50 billion, including the more than $27 billion in mutual fund assets. It is a company dedicated to a goal of providing responsible investment management and superior service. NationsBank is recognized for its sound investment approaches, which place it among the nation's foremost financial institutions. NationsBank and its affiliates organization makes available a wide range of financial services to its over 6 million customers through over 1700 banking and investment centers.

         [add discussion of NationsBank Private Investments and NationsBank as sub-adviser]

         Pursuant  to  the  terms  of  the  Investment  Advisory  Agreement  and
Sub-Advisory Agreements (at times, the "Advisory Agreements"), NBAI and NationsBank, respectively, are subject at all times to the control of the Trustees.

         The Advisory Agreements for NBAI and NationsBank each provide that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI or NationsBank, respectively, or any of their respective officers, directors, employees or agents, NBAI or NationsBank shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services under thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Investment Advisory Agreement with NBAI shall become effective with respect to the Fund if and when approved by the Trustees of the Trust, and if so approved, shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a)
(i) the Trust's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose. The respective Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to the Fund at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or by NBAI on 60 days' written notice.

         The Sub-Advisory Agreement with NationsBank shall become effective with respect to the Fund as of its execution date and, unless sooner terminated, shall continue in full force and effect for one year, and may be continued with respect to the Fund thereafter, provided that the continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board of Trustees (ii) the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trust's Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to the Fund at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund), or by NBAI, or by NationsBank on 60 days' written notice.

       For the services provided and expenses assumed pursuant to the Advisory Agreement, NBAI is entitled to receive an advisory fee, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund. For the services provided and the expenses assumed pursuant to the Sub-Advisory Agreement, NBAI will pay NationsBank sub-advisory fees, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund. NBAI and/or NationsBank may waive (either voluntarily or pursuant to applicable state limitations) advisory fees payable by the Fund.

Administrator and Co-Administrator

      Since the Fund's inception, Stephens Inc. (the "Administrator) has been serving as administrator of the Trust and First Data Investor Services Group, Inc. ("First Data") has been serving as the co-administrator of the funds of the Trust (the "Co-Administrator").

      The Administrator and Co-Administrator serve under an administration agreement ("Administration Agreement") and a co-administration agreement ("Co-Administration Agreement"), respectively, each of which was approved by the Board of Trustees on August 4, 1993. The Administrator receives, as compensation for its services rendered under the Administration Agreement and as agent for the Co-Administrator for the services it provides under the Co-Administration Agreement, a combined administrative fee, computed daily and paid monthly, at the annual rate of up to 0.10% of the average daily net assets of the Fund.

      Pursuant to the Administration Agreement, the Administrator has agreed to, among other things, (i) maintain office facilities for the Fund, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board of Trustees meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to the Trust's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the Co-Administrator, the Transfer Agents and the Custodian, and (vii) generally assist in all aspects of the Trust's operations. Additionally, the Administrator is authorized to receive, as agent for the Co-Administrator, the fees payable to the Co-Administrator by the Trust for its services rendered under the Co-Administration Agreement. The Administrator bears all expenses incurred in connection with the performance of its services.

      Pursuant to the Co-Administration Agreement, the Co-Administrator has agreed to, among other things, (i) provide accounting and bookkeeping services for the Fund, (ii) compute the Fund's net asset value and net income, (iii) accumulate information required for the Trust's reports to shareholders and the SEC, (iv) prepare and file the Trust's federal and state tax returns, (v) perform monthly compliance testing for the Trust, and (vi) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information. The Co-Administrator bears all expenses incurred in connection with the performance of its services.

      The Administration Agreement and the Co-Administration Agreement may be terminated by a vote of a majority of the Board of Trustees, or by the Administrator or Co-Administrator, respectively, on 60 days' written notice without penalty. The Administration Agreement and Co-Administration Agreement are not assignable without the written consent of the other party. Furthermore, the Administration Agreement and the Co-Administration Agreement provide that the Administrator and Co-Administrator, respectively, shall not be liable to the Fund or to its shareholders except in the case of the Administrator's or Co-Administrator's, respectively, willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

      As discussed under the caption "Expenses," the Administrator will be required to reduce its fee from the Trust, in direct proportion to the fees payable to the Adviser and the Administrator by the Trust, if the expenses of the Trust exceed the applicable expense limitation of any state in which the Fund's shares are registered or qualified for sale.

Custodian and Transfer Agent

      The Bank of New York ("BONY") serves as custodian for the fund securities and cash of the Fund. As custodian, BONY maintains custody of the Fund's securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of the Fund for payments of dividends, distributions and redemptions, endorses and collects on behalf of the Fund all checks, and receives all dividends and other distributions made on securities owned by the Fund. For such services, BONY, is entitled to receive, in addition to out-of-pocket expenses, fees, payable monthly (i) at the rate of 1.25% of 1% of the average daily net assets of the Fund, (ii) $10.00 per repurchase collateral transaction by the Fund, and (iii) $15.00 per purchase, sale and maturity transaction involving the Fund. BONY is not affiliated with NationsBank Corporation.

      First Data, which is located at One Exchange Place, Boston, Massachusetts 02109, acts as transfer agent for the Trust's Primary A shares. NationsBank serves as the sub-transfer agent for the Fund's Primary A Shares. Under the transfer agency agreements, the transfer agent maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust, and distributes dividends and distributions payable by the Trust to shareholders, and produces statements with respect to account activity for the Trust and its shareholders for these services. The transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses.

                                   DISTRIBUTOR

      Since the inception of the Fund, Stephens Inc. (the "Distributor"), began serving as the principal underwriter and distributor of the shares of the Fund. At a meeting held on August 4, 1993, the Board of Trustees selected Stephens Inc. as Distributor and approved a distribution agreement ("Distribution Agreement") with the Distributor. Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Fund on a continuous basis and transmits purchase and redemption orders that its receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake such advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a distribution plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

      The Distribution Agreement will continue year to year as long as such continuance is approved at least annually by (i) the Board of Trustees or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and (ii) a majority of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by a vote cast in person at a meeting called for such purpose. The Distribution Agreement is not assignable and is terminable with respect to the Fund, without penalty, on 60 days' notice by the Board of Trustees, the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, or by the Distributor.


                       INDEPENDENT ACCOUNTANT AND REPORTS

      The Board of Trustees has selected Price Waterhouse LLP, with offices at 160 Federal Street, Boston, MA 02110, to serve as independent accountant to the Trust.

      The Fund has not commenced operation as of the date of this SAI. As such, the financial statements for the Fund are not yet available. The Annual Reports, dated March 31, 1998 for the other funds of the Trust are, however, incorporated by reference into this SAI. The Annual Report for the Fund, when available, will be sent free of charge to all shareholders of record.


                                     COUNSEL

      Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006-1812, is counsel to the Trust.


                      ADDITIONAL INFORMATION ON PERFORMANCE

      From time to time, the yield and total return of the Fund's Primary A Shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Performance information is available by calling 1-800-621-2192.

Yield Calculations

      Yield is calculated by dividing the net investment income per share for a particular class or series of shares (as described below) earned during a 30-day period by the maximum offering price per share on the last day of the period (for Primary A Shares, maximum offering price per share is the same as the net asset value per share) and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. Net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                         Yield = 2 [(a-b + 1)6 - 1]
                                     ---
                                     cd

 Where:             a = dividends and interest earned during the period.

                    b = expenses accrued for the period (net of reimbursements).

                    c = the average  daily number of shares  outstanding  during the period that were entitled to receive dividends.

                    d = maximum offering price per share on the last day of the period (again, for Primary A and Primary B Shares, this is equivalent to net asset value per share).

      For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. The Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

      Expenses accrued for the period (variable "b" in the formula) include recurring fees charged by Nations Fund to shareholder accounts in proportion to the length of the base period. Undeclared earned income will be subtracted from the maximum offering price per share (which for Primary A and Primary B Shares is net asset value per share) (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. The Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge, if any, imposed by the Fund, as reflected in the Fund's Prospectuses.

Total Return Calculations

      The Fund computes its average annual total return for Primary A Shares by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                  T =       [(ERV)1/n - 1]
                              ---
                               P

Where:    T     =   average annual total return.

          ERV   =   ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

          P     =   hypothetical initial payment of $1,000.

          n     =   period covered by the computation, expressed in terms of
                    years.

      The Fund compute its aggregate total returns for Primary A Shares by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                  T =       [(ERV) - 1]
                              ---
                               P

      The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund's average annual total return and aggregate total return quotations for Primary A Shares reflect the deduction of the maximum sales charge charged (if applicable) with respect to the applicable class of shares in connection with the purchase of these shares. Since the Fund has not commenced operation, no information on average annual total return or aggregate annual total return for any class of shares is available.

         From time to time, the Fund may compare the performance and yield of Primary A Shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent
services  or  other  financial  or  industry   publications   that
monitor the performance of mutual funds. For example, the performance and yield of a class of shares in the Fund may be compared to data prepared by Lipper Analytical Services, Inc. The performance and yield of a class of shares in the Fund may also be compared to the Standard & Poor's 500 Stock Index, an unmanaged index of a group of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange. Performance and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in the Fund.

      The Fund may quote information obtained from the Investment Company Institute in its advertising materials and sales literature.

      Ibbotson Data. Ibbotson Associates of Chicago, Illinois, ("Ibbotson") provides historical returns of the capital markets in the United States. The Fund may compare the performance of its share classes or series to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries.

      The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury Bills, and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the Exchange, plus stocks listed on the American Stock Exchange
(AMEX) and over-the-counter (OTC) with the same or less capitalization as the upperbound of the Exchange ninth decile. At year-end 1995, the DFA Small Company Fund contained approximately 2,663 stocks, with a weighted average market capitalization of $165.75 million. The unweighted average market capitalization was $82.97 million, while the median was $56.0 million.


                                  MISCELLANEOUS

Certain Record Holders

      As of the date of this SAI, NationsBank Corporation and its affiliates owned of record more than 25% of the outstanding shares of the Trust acting as agent, fiduciary, or custodian for its customers and may be deemed a controlling person of the Trust under the 1940 Act.

                                   SCHEDULE A

                        ADDITIONAL INFORMATION CONCERNING
                                OPTIONS & FUTURES

      As stated in the Prospectuses, the Fund may enter into futures contracts and options for hedging purposes. Such transactions are described in this Schedule. During the current fiscal year, the Fund intends to limit its transactions in futures contracts and options so that not more than 5% of the Fund's net assets are at risk. Furthermore, in no event would the Fund purchase or sell futures contracts, or related options thereon, for hedging purposes if, immediately thereafter, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, exceeds 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. (An option to buy a futures contract is "in-the-money" if the value of the contract that is subject to the option exceeds the exercise price; an option to sell a futures contract is "in-the-money" if the exercise price exceeds the value of the contract that is subject of the option.)

I.    Interest Rate Futures Contracts.

      Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures market have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

      The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

      Description of Interest Rates Futures Contracts. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

      Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

      Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized changes. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

      A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

      Examples of Futures Contract Sale. The Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The investment adviser ("Adviser") wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio securities does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

      In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

      The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

      If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

      Examples of Future Contract Purchase. The Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

      For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9-1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

      The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

      If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase.

      In each transaction, expenses also would be incurred.

II.   Index Futures Contracts.

      A stock or bond index assigns relative values to the stocks or bonds included in the index, and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the Exchange Composite Index. In contract, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100, the Bond Buyer Municipal Bond Index, an index composed of 40 term revenue and general obligation bonds, or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

      The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

      In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund also may sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

      The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objection: Protect Against Increasing Price

                 Portfolio                                          Futures
                 ---------                                          -------

                                       A-4

                                                          -Day Hedge is Placed-

Anticipate Buying $62,500                                        Buying 1 Index Futures at 125
Equity Portfolio                                                 Value of Futures = $62,500/Contract

                                                          -Day Hedge is Lifted-

Buy Equity Portfolio with                                        Sell 1 Index Futures at 130
Actual Cost = $65,000                                            Value of Futures = $65,000/Contract
Increase in Purchase Price =$2,500                               Gain on Futures = $2,500


                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures  Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index - 1.0

                     Portfolio                                          Futures

                                                          -Day Hedge is Placed --

Anticipate Selling $1,000,000                                    Sell 16 Index Futures at 125
  Equity Portfolio                                        Value of Futures = $1,000,000

                                                          -Day Hedge is Lifted --

Equity Portfolio-Own                                      Buy 16 Index Futures at 120
  Stock with Value = $960,000                                    Value of Futures = $960,000
  Loss in Portfolio Value = $40,000                              Gain on Futures = $40,000


      If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

                     Portfolio                                          Futures
                     ---------                                          -------

                                      A-5

                                                          -Day Hedge is Placed--

Anticipate Buying $62,500                                        Buying 1 Index Futures at 125
   Equity Portfolio                                       Value of Futures = $62,500/Contract

                                                          -Day Hedge is Lifted--

Buy Equity Portfolio with                                        Sell 1 Index Futures at 120
   Actual Cost - $60,000                                         Value of Futures = $60,000/Contract
   Decrease in Purchase Price = $2,500                           Loss on Futures = $2,500/Contract

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures  Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index = 1.0

                     Portfolio                                          Futures
                     ---------                                          -------

                                                          -Day Hedge is Placed --

Anticipate Selling $1,000,000                                    Sell 16 Index Futures at 125
     Equity Portfolio                                     Value of Futures = $1,000,000

                                                          -Day Hedge is Lifted --

Equity Portfolio-Own                                      Buy 16 Index Futures at 130
     Stock with Value = $1,040,000                               Value of Futures = $1,040,000
     Gain in Portfolio = $40,000                                 Loss of Futures = $40,000

III.  Margin Payments.

      Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's Custodian an amount of cash or cash equivalents, the value, of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of Fund by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable, and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.   Risks of Transactions in Futures Contracts.

      There are several risks in connection with the use of futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advance will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

      To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It also is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance, and the value of securities held by the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

      Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser still may not result in a successful hedging transaction over a short time frame.

      Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

      Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

      Successful use of futures by the Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

V.    Options on Futures Contracts.

      The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

      Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by its fundamental investment policies, the Fund do not currently intend to write future options, and will not do so in the future absent any necessary regulatory approvals.

VI.   Accounting and Tax Treatment.

      Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

      Generally, futures contracts and options on futures contracts held by the Fund at the close of the Fund's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent (40%) of any gains or loss resulting from such constructive sale will be treated as short-term capital gain or loss and sixty percent (60%) of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract or option (the "40%-60% rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts and options. With respect to futures contracts to sell or options which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell or options will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and options, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such and certain options, the Fund may make an election which will except (in whole or in part) those identified futures contracts or options from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Fund would be allowed (in lieu of the foregoing) to elect to either (1) offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and not more than 40% of any net loss may be treated as short-term.

      Certain foreign currency contracts entered into by the Fund may be subject to the "marking-to-market" process and the 40%-60% rule in a manner similar to that described in the preceding paragraph for futures contracts and options on futures contracts. To receive such Federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. Other foreign currency contracts entered into by the Fund may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

      As described more full in the section of the SAI entitled "Additional Information Concerning Taxes," in order to qualify as a regulated investment company under the Code the Fund must derive less than 30% of its gross income from investments held for less than three months. With respect to futures contracts and other financial instruments subject to the marking-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the marking-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of marking-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of the Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

                               NATIONS FUND TRUST
                           FILE NOS. 2-97817; 811-4305



                                     PART C

                                OTHER INFORMATION

PART C.  OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

(a)   Financial Statements:

      Included in Part A:

              Per Share Income and Capital Changes

      Included in Part B:

     Audited Financial Statements for Nations Government Money Market, Nations Tax Exempt, Nations Value, Nations Capital Growth, Nations Emerging Growth, Nations Disciplined Equity, Nations Equity Index, Nations Managed Index, Nations Managed SmallCap Index, Nations Managed Value Index, Nations
     Managed SmallCap Value Index, Nations Marsico Growth & Income, Nations Marsico Focused Equities, Nations Balanced Assets, Nations
     Short-Intermediate Government, Nations Short-Term Income, Nations Diversified Income, Nations Strategic Fixed Income, Nations Short-Term Municipal Income, Nations Municipal Income, Nations Intermediate Municipal Bond, Nations Florida Intermediate Municipal Bond, Nations Georgia Intermediate Municipal Bond, Nations Maryland Intermediate Municipal Bond, Nations North Carolina Intermediate Municipal Bond, Nations South Carolina Intermediate Municipal Bond, Nations Tennessee Intermediate Municipal Bond, Nations Texas Intermediate Municipal Bond, Nations Virginia Intermediate Municipal Bond, Nations Florida Municipal Bond, Nations Georgia Municipal Bond, Nations Maryland Municipal Bond, Nations North Carolina Municipal Bond, Nations South Carolina Municipal Bond, Nations Tennessee Municipal Bond, Nations Texas Municipal Bond and Nations Virginia Municipal Bond
     Funds:

               Schedule of Investments for March 31, 1998 Statements of Assets and Liabilities for March 31, 1998 Statements of Operations for the fiscal year ended March 31, 1998
               Statements of Changes in Net Assets for the fiscal year ended March 31, 1998 and the fiscal period ended March 31, 1997 Schedule of Capital Stock Activity for the fiscal year ended March 31, 1998 Notes to Financial Statements
               Report of Independent Accountants, dated May 28, 1997

Included in Part C:

      Consent of Independent Accountants

(b)   Exhibits

      Exhibit
      Number

      (1)(a) Declaration of Trust dated May 6, 1985, is incorporated by reference to its Registration Statement, filed May 17, 1985.

      (1)(b) Certificate pertaining to classification of shares dated May 17, 1985, is incorporated by reference to its Registration Statement, filed May 17, 1985.

      (1)(c) Amendment dated July 27, 1987, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 4 to its Registration Statement filed January 29, 1988.

      (1)(d) Amendment dated September 13, 1989, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 8 to its Registration Statement filed March 16, 1990.

      (1)(e) Certificate pertaining to classification of shares dated August 24, 1990, is incorporated by Post-Effective Amendment No. 11, filed September 26, 1990.

      (1)(f) Amendment dated November 26, 1990 to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 13, filed January 18, 1991.

      (1)(g) Certificate pertaining to classification of shares dated July 18, 1991 is incorporated by reference to Post-Effective Amendment No. 16, filed July 23, 1991.

      (1)(h) Amendment dated March 26, 1992, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 19, filed March 30, 1992.

      (1)(i) Certificate relating to classification of shares is incorporated by reference to Amendment No. 19, filed March 30, 1992.

      (1)(j) Amendment dated September 21, 1992, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 23, filed December 23, 1992.

      (1)(k) Amendment dated March 26, 1993, to the Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 27, filed May 27, 1993.

      (1)(l) Certificate relating to the establishment of money market funds' Investor C shares dated July 8, 1993, is incorporated by reference to Post-Effective Amendment No. 29, filed September 30, 1993.

      (1)(m) Certificate relating to the establishment of the Equity Index, Short-Term Municipal Income, Florida Municipal Bond, Georgia Municipal Bond, North Carolina Municipal Bond, South Carolina Municipal Bond, Tennessee Municipal Bond, Texas Municipal Bond and Virginia Municipal Bond Funds dated September 22, 1993, is incorporated by reference to Post-Effective Amendment No. 29, filed September 30, 1993.

      (1)(n) Certificate relating to the establishment of the Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 30, filed December 1, 1993.

      (1)(o) Certificate relating to the redesignation of Investor B Shares and Investor C Shares of the non-money market funds to "Investor C Shares" and "Investor N Shares," respectively, is incorporated by reference by Post-Effective Amendment No. 32, filed March 29, 1994.

      (1)(p) Certificate relating to the Classification of Shares of the Money Market Fund and the Tax Exempt Fund creating "Investor D Shares," is incorporated by reference to Post-Effective Amendment No. 36, filed January 31, 1995.

      (1)(q) Classification of Shares relating to the renaming of Nations Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 36, filed January 31, 1995.

      (1)(r) Certificate relating to the establishment of Nations Tax-Managed Equity Fund's Series of Shares is incorporated by reference to Post-Effective Amendment No. 40, filed October 20, 1995.

      (2)(a) Amended and Restated Code of Regulations as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Pre-Effective Amendment No. 2, filed October 4, 1985.

      (2)(b) Amendment to the Code of Regulations as approved and adopted by Registrant's Board of Trustees on June 24, 1992, is incorporated by reference to Post-Effective Amendment No. 22, filed July 30, 1992.

      (3)      None.

      (4)(a) Specimen copies of share certificates, to be filed by amendment.

      (5)(a) Investment Advisory Agreement between NationsBanc Advisors, Inc., ("NBAI") and the Registrant is incorporated by reference to Post-Effective Amendment No. 41, filed January 29, 1996.

      (5)(b) Sub-Advisory Agreement among NBAI, TradeStreet Investment Associates, Inc. ("TradeStreet") and the Registrant is incorporated by reference to Post-Effective Amendment No. 41, filed January 29, 1996.

      (6)(a) Distribution Agreement between Stephens Inc. and Registrant for all classes of shares of Nations Fund Trust is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

      (7)      None.

      (8) Mutual Fund Custody and Sub-Custody Agreement between Registrant, NationsBank of Texas, N.A. ("NationsBank Texas") and The Bank of New York, dated October 18, 1996, is incorporated by reference to Post-Effective Amendment No. 48, filed May 16, 1997.

      (9)(a) Administration Agreement between Stephens Inc. and Registrant is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

      (9)(b) Co-Administration Agreement between The Boston Company Advisors, Inc. and Registrant is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

      (9)(c) Shareholder Administration Agreement for Trust B Shares (now known as Primary B Shares) is incorporated by reference to Post-Effective Amendment No. 41, filed January 29, 1996.

      (9)(d) Transfer Agency and Services Agreement dated June 1, 1995, between Registrant and The Shareholder Services Group, Inc., to be filed by amendment.

      (9)(e) Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares (now known as Primary Shares) of the Government, Tax Exempt, Money Market, Income, Equity, Value, Managed Bond, Municipal Income, Georgia Municipal Bond, Maryland Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and Short-Intermediate Government Funds, is incorporated by reference to Post-Effective Amendment No. 22, filed April 6, 1992.

      (9)(f) Amendment No. 1 dated September 28, 1992, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares (now known as Primary Shares) of the Capital Growth Fund Emerging Growth Fund, Balanced Assets Fund, Short-Term Income Fund, Adjustable Rate Government Fund, Diversified Income Fund, Strategic Fixed Income Fund, Mortgage-Backed Securities Fund, Florida Municipal Bond Fund, North Carolina Municipal Bond Fund and Texas Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

      (9)(g) Amendment No. 2 dated February 3, 1993, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Tennessee Municipal Bond Fund and
               Municipal Income Fund, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

      (9)(h) Amendment No. 3 to the Transfer Agency Agreement relating to the Equity Index Fund, Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee
               Municipal Bond Fund, Texas Municipal Bond Fund and Virginia Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 29, filed September 30, 1993.

   (9)(h)(i) Amendment No. 4 to the Transfer Agency Agreement relating to Nations Tax-Managed Equity Fund is incorporated by reference to Post-Effective Amendment No. 40, filed October 20, 1995.

      (9)(i) Cross Indemnification Agreement dated June 27, 1995, between the Trust, Nations Fund, Inc. and Nations Fund Portfolios, Inc. incorporated by reference to Post-Effective No. 39, filed September 28, 1995.

      (9)(j) Form of Shareholder Servicing Agreement relating to Primary B Shares is incorporated by reference to Post-Effective Amendment No. 27, filed May 27, 1993.

      (9)(k) Shareholder Servicing Plan for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (9)(l) Forms of Shareholder Servicing Agreement for Investor A Shares are incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (9)(m) Shareholder Servicing Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (9)(n) Forms of Shareholder Servicing Agreement for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, are incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (9)(o) Shareholder Servicing Plan for Investor C Shares of the money market funds and Investor B Shares (formerly Investor N Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (9)(p) Forms of Shareholder Servicing Agreement for Investor C Shares of the money market funds and Investor B Shares (formerly Investor N Shares) of the non-money market funds are incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (10)     Opinion and Consent of Counsel to be filed by amendment.

      (11) Consent of Independent Accountants (Price Waterhouse LLP) to be filed by amendment.

      (12)     N/A

      (13)     N/A

      (14)(a) Prototype Individual Retirement Account Plan, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

      (15)(a) Amended and Restated Shareholder Servicing and Distribution Plan Pursuant to Rule 12b-1 for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (15)(b) Form of Sales Support Agreement for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (15)(c) Amended and Restated Distribution Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

    (15)(d) Form of Sales Support Agreement for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

    (15)(e) Distribution Plan for Investor B Shares (formerly Investor N Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (15)(f) Form of Sales Support Agreement for Investor B Shares (formerly Investor N Shares) of the non-money market funds) is incorporated by reference to Post-Effective Amendment No. 32, filed March 29, 1994.

      (15)(g) Shareholder Administration Plan for Primary B Shares is incorporated by reference to Post-Effective Amendment No. 41, filed January 29, 1996.

      (16)(a) Schedules for Computation of Primary A Shares is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

      (16)(b) Schedules for Computation of Primary B Shares shall be filed by Amendment.

      (16)(c) Schedules for Computation of Investor A Shares is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

      (16)(d) Schedules for Computation of Investor C Shares (formerly Investor B Shares) is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

      (16)(e) Schedules for Computation of Investor B Shares (formerly Investor N Shares) is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

      (16)(f) Schedules for Computation of Daily Shares (formerly Investor D Shares) to be filed by amendment.

      (17)     N/A

      (18) Revised Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated by reference to Post-Effective Amendment No. 44, filed July 25, 1996.

Item 25.   Persons Controlled By or Under Common Control with Registrant

                  Registrant is controlled by its Board of Trustees.

Item 26.   Number of Holders of Securities

                  The following information is as of July 1, 1998.

                                                                Number of
Title of Class                                                Record Holders
--------------                                                --------------

Nations Government Money Market Fund       - Investor A             814
                                           - Investor B              54
                                           - Investor C              39
                                           - Daily                   46
                                           - Primary A                2
                                           - Primary B                1


Nations Tax Exempt Fund                    - Investor A           3,441
                                           - Investor B             443

                                           - Investor C             438
                                           - Daily                   68
                                           - Primary A              162
                                           - Primary B                1

Nations Value Fund                         - Investor A           5,131
                                           - Investor B           8,071
                                           - Investor C             676
                                           - Primary A               66
                                           - Primary B                4

Nations Capital Growth Fund                - Investor A           1,771
                                           - Investor B           3,854
                                           - Investor C             250
                                           - Primary A               29
                                           - Primary B                3

Nations Emerging Growth Fund               - Investor A           1,422
                                           - Investor B           4,124
                                           - Investor C             128
                                           - Primary A                7
                                           - Primary B                2

Nations Disciplined Equity Fund            - Investor A             780
                                           - Investor B           2,058
                                           - Investor C              68
                                           - Primary A               22
                                           - Primary B                1

Nations Equity Index Fund                  - Primary A               21
                                           - Primary B                3
                                           - Investor A             155

Nations Managed Index Fund                 - Investor A             605
                                           - Investor C              39
                                           - Primary A               77
                                           - Primary B                2

Nations Managed SmallCap Index Fund        - Investor A             923
                                           - Investor C              19
                                           - Primary A               33
                                           - Primary B                2

Nations Managed Value Index Fund           - Investor A              47
                                           - Investor C               1

                                           - Primary A               12
                                           - Primary B                1

Nations Managed SmallCap Value Index Fund  - Investor A              19
                                           - Investor C               2
                                           - Primary A                5
                                           - Primary B                1

Nations Marsico Focused Equities Fund      - Investor A               0
                                           - Investor B               0
                                           - Investor C               0
                                           - Primary A                0

Nations Marsico Growth & Income Fund       - Investor A               0
                                           - Investor B               0
                                           - Investor C               0
                                           - Primary A                0

Nations Balanced Assets Fund               - Investor A             624
                                           - Investor B           3,689
                                           - Investor C              84
                                           - Primary A               13
                                           - Primary B                2

Nations Short-Intermediate                 - Investor A           1,137
Government Fund                            - Investor B             467
                                           - Investor C             243
                                           - Primary A               27
                                           - Primary B                4

Nations Short-Term Income Fund             - Investor A             196
                                           - Investor B             310
                                           - Investor C              81
                                           - Primary A               12
                                           - Primary B                1

Nations Diversified Income Fund            - Investor A             452
                                           - Investor B           3,387
                                           - Investor C             121
                                           - Primary A                7
                                           - Primary B                2

Nations Strategic Fixed Income             - Investor A             356
Fund                                       - Investor B             125
                                           - Investor C              31

                                           - Primary A               36
                                           - Primary B                9

Nations Municipal Income Fund              - Investor A             313
                                           - Investor B             340
                                           - Investor C              79
                                           - Primary A                4
                                           - Primary B                0

Nations Intermediate Municipal             - Investor A              78
Bond Fund                                  - Investor B              43
                                           - Investor C               8
                                           - Primary A                6
                                           - Primary B                0

Nations Short-Term Municipal               - Investor A             145
Income Fund                                - Investor B             137
                                           - Investor C               9
                                           - Primary A                3
                                           - Primary B                0

Nations Florida Intermediate               - Investor A              68
Municipal Bond Fund                        - Investor B             101
                                           - Investor C               7
                                           - Primary A                3
                                           - Primary B                0

Nations Georgia Intermediate               - Investor A             197
Municipal Bond Fund                        - Investor B             153
                                           - Investor C              36
                                           - Primary A                7
                                           - Primary B                0

Nations Kansas Intermediate                - Investor A               0
Municipal Bond Fund                        - Investor B               0
                                           - Investor C               0
                                           - Primary A                0

Nations Maryland Intermediate              - Investor A             276
Municipal Bond Fund                        - Investor B             184
                                           - Investor C              54
                                           - Primary A                1
                                           - Primary B                0

Nations Missouri Intermediate              - Investor A               0

Municipal Bond Fund                        - Investor B               0
                                           - Investor C               0
                                           - Primary A                0

Nations North Carolina Intermediate        - Investor A             131
Municipal Bond Fund                        - Investor B             176
                                           - Investor C              26
                                           - Primary A                1
                                           - Primary B                0

Nations South Carolina Intermediate        - Investor A             201
Municipal Bond Fund                        - Investor B             179
                                           - Investor C              93
                                           - Primary A                3
                                           - Primary B                0

Nations Tennessee Intermediate             - Investor A              59
Municipal Bond Fund                        - Investor B              59
                                           - Investor C               2
                                           - Primary A                3
                                           - Primary B                0

Nations Texas Intermediate                 - Investor A              26
Municipal Bond Fund                        - Investor B              80
                                           - Investor C               3
                                           - Primary A                2
                                           - Primary B                0

Nations Virginia Intermediate              - Investor A             781
Municipal Bond Fund                        - Investor B             342
                                           - Investor C             104
                                           - Primary A                2
                                           - Primary B                0

Nations Virginia Municipal Bond            - Investor A              16
Fund                                       - Investor B             453
                                           - Investor C               2
                                           - Primary A                1
                                           - Primary B                0

Nations Maryland Municipal Bond            - Investor A              15
Fund                                       - Investor B             321
                                           - Investor C               2
                                           - Primary A                2
                                           - Primary B                0

Nations North Carolina Municipal           - Investor A              35
Bond Fund                                  - Investor B             580
                                           - Investor C               2
                                           - Primary A                3
                                           - Primary B                0

Nations South Carolina Municipal           - Investor A              18
Bond Fund                                  - Investor B             232
                                           - Investor C               3
                                           - Primary A                1
                                           - Primary B                0

Nations Florida Municipal Bond Fund        - Investor A              14
                                           - Investor B             374
                                           - Investor C               2
                                           - Primary A                2
                                           - Primary B                0

Nations Georgia Municipal Bond Fund        - Investor A               9
                                           - Investor B             274
                                           - Investor C               3
                                           - Primary A                2
                                           - Primary B                0

Nations Tennessee Municipal Bond           - Investor A              11
Fund                                       - Investor B             124
                                           - Investor C               3
                                           - Primary A                2
                                           - Primary B                0

Nations Texas Municipal Bond Fund          - Investor A              11
                                           - Investor B             240
                                           - Investor C               3
                                           - Primary A                2
                                           - Primary B                0


Item 27. Indemnification

        Article IX, Section 9.3 of Registrant's Declaration of Trust, incorporated by reference as Exhibit (1)(a) hereto, provides for the indemnification of Registrant's trustees and employees. Indemnification of Registrant's administrator, principal underwriter, custodian, and transfer agent is provided for, respectively, in:

              1.    Administration Agreement with Stephens Inc.;

              2. Co-Administration Agreement with First Data Investors Services Group, Inc.;

              3.    Distribution Agreement with Stephens Inc.;

              4. Mutual Fund Custody and Sub-Custody Agreement with NationsBank Texas and The Bank of New York;

              5.    Transfer Agency Agreement with NationsBank Texas; and

              6. Transfer Agency and Registrar Agreement with First Data Investors Services Group, Inc.

              The Registrant has entered into a Cross Indemnification Agreement with Nations Fund, Inc. (the "Company") and Nations Fund Portfolios, Inc.("Portfolios"), dated June 27, 1995. The Company and or Portfolios will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities, to which the Trust may become subject, under the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 (the "1940 Act") insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Primary By the Company and/or Portfolios expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Company and/or Portfolios shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company and/or Portfolios by the Trust expressly for use in the Offering Documents.

              Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

              Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his reckless disregard of the duties involved in the conduct of his/her office or arising under his/her agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the 1940 Act, as amended, in connection with any indemnification.

              Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Adviser

         (a) To the knowledge of Registrant, none of the directors or officers of NBAI, the adviser to the Registrant's portfolios, or TradeStreet, the sub-investment adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI or TradeStreet, respectively, or other subsidiaries of NationsBank Corporation.

         (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

         (c) TradeStreet performs sub-investment advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Form filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).


Item 29.      Principal Underwriter

      (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for the Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

      (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

      (c)     Not applicable.

Item 30.      Location of Accounts and Records

      (1) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

      (2) TradeStreet, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as sub-adviser).

      (3) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Distributor).

      (4) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Administrator).

      (5) The First Data Investors Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109 (records relating to its function as Co-Administrator and Transfer Agent).

      (6) NationsBank Texas, 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Sub-Transfer Agent and Custodian).

      (7) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as sub-custodian)

Item 31.      Management Services

      Inapplicable.

Item 32.      Undertakings

      (a) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act, as amended, relating to shareholder communications.

      (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's most recent annual report to shareholder upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 15th day of July, 1998.

                               NATIONS FUND TRUST

                               By:                  *
                                   --------------------------------
                                          A. Max Walker
                                          President and Chairman
                                          of the Board of Trustees

                               By:   /s/ Richard H. Blank, Jr.
                                   --------------------------------
                                          Richard H. Blank, Jr.
                                          *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                                    TITLE                                 DATE
          ----------                                    -----                                 ----

                *                              President and Chairman                  July 15, 1998
----------------------------------------
(A. Max Walker)                               of the Board of Trustees
                                            (Principal Executive Officer)

                *                                     Treasurer                        July 15, 1998
----------------------------------------
(Richard H. Rose)                                  Vice President
                                              (Principal Financial and
                                                 Accounting Officer)

                *                                      Trustee                         July 15, 1998
----------------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         July 15, 1998
----------------------------------------
(James Ermer)

                *                                      Trustee                         July 15, 1998
----------------------------------------
(William H. Grigg)

                *                                      Trustee                         July 15, 1998
----------------------------------------
(Thomas F. Keller)

                *                                      Trustee                         July 15, 1998

(Carl E. Mundy, Jr.)
                *                                      Trustee                         July 15, 1998
----------------------------------------
(Charles B. Walker)

                *                                      Trustee                         July 15, 1998
----------------------------------------
(Thomas S. Word)

                *                                      Trustee                         July 15, 1998
----------------------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
----------------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact